                                                                File No.33-90474
--------------------------------------------------------------------------------
                                                                        811-9002

              As Filed with the Securities and Exchange Commission
                                April 25, 1997



                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC  20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                      [ X ]

Pre-Effective Amendment No.                                      [   ]
                           --------

Post-Effective Amendment No.   3                                 [ X ]
                            -------


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                              [ X ]

Amendment No.    4                                               [ X ]
              ------


                              SEPARATE ACCOUNT ONE
             (Exact Name of Registrant as Specified in its Charter)

                         NORTHERN LIFE INSURANCE COMPANY
                               (Name of Depositor)

                  1110 Third Avenue, Seattle, Washington  98101
        (Address of Depositor's Principal Executive Offices)  (Zip Code)

       Depositor's Telephone Number, including Area Code:  (206) 292-1111

                                  James E. Nelson
                         Northern Life Insurance Company
                                1110 Third Avenue
                           Seattle, Washington  98101
                     (Name and Address of Agent for Service)


            Approximate date of proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):


[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
[X]  on April 30, 1997 pursuant to paragraph (b) of Rule 485
[ ]  60 days after filing pursuant to paragraph (a) of Rule 485
[ ]  on April 30, 1997 pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     Registrant has chosen to register an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940. The
Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on or about February 21, 1997.

                              SEPARATE ACCOUNT ONE

                  Cross Reference Sheet Pursuant to Rule 495(a)

 Form N-4
Item Number    Part A Heading in Prospectus
-----------    ----------------------------

     1.        Cover Page
     2.        Definitions
     3.        Summary
     4.        Condensed Financial Information
     5.        The Company; The Variable Account; Investments of the Variable
                Account
     6.        Charges Made by the Company
     7.        The Contracts
     8.        Annuity Provisions
     9.        The Contracts
     10.       The Contracts
     11.       The Contracts
     12.       Federal Tax Status
     13.       Legal Proceedings
     14.       Statement of Additional Information Table of Contents

               Part B Heading in Statement of Additional Information
               -----------------------------------------------------

     15.       Cover Page
     16.       Table of Contents
     17.       Introduction
     18.       Not Applicable
     19        Distribution of the Contracts
     20.       Distribution of the Contracts
     21.       Calculation of Yields and Total Returns
     22.       Annuity Provisions (In Prospectus)
     23.       Financial Statements

               Part C Headings
               ---------------

     24        Financial Statements and Exhibits
     25.       Directors and Officers of the Depositor
     26.       Persons Controlled by or Under Common Control with the Depositor or Registrant
     27.       Number of Contract Owners
     28.       Indemnification
     29.       Principal Underwriter
     30.       Location of Accounts and Records
     31.       Not Applicable
     32.       Undertakings

P R O S P E C T U S
   April 30, 1997

                              SEPARATE ACCOUNT ONE
              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                        NORTHERN LIFE INSURANCE COMPANY
                  1110 THIRD AVENUE, SEATTLE, WASHINGTON 98101
                           TELEPHONE: (206) 292-1111


    The Individual Deferred Variable/Fixed Annuity Contracts described in this Prospectus ("Contracts") are offered by Northern Life Insurance Company (the "Company") for use in connection with retirement plans qualifying for special tax treatment under Sections 401(a), 403(b), and 408 of the Internal Revenue Code of 1986, as amended (the "Code"). In addition, one of the Contracts described in this Prospectus is offered on a non-qualified basis.


    This Prospectus offers two series of flexible premium annuity Contracts which differ in the amount of Purchase Payments required, when Purchase Payments can be made and certain charges imposed under the Contracts.

    The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.


    Purchase Payments  may  be  allocated  to  one  or  more  of  the  available
Sub-Accounts of Separate Account One (the "Variable Account"), a separate account of the Company and/or to one or both Fixed Account options, Fixed Account A and Fixed Account B, which are part of the general account of the Company. Information about Fixed Account A and Fixed Account B is contained in Appendix A, on page A-1.



    Purchase Payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Funds"). The Funds are currently three porfolios of the Northstar Variable Trust, four portfolios of the Variable Insurance Products Fund, four portfolios of the Variable Insurance Products Fund II and four portfolios of The Alger Amercan Fund. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, depending on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. This Prospectus is valid only when accompanied by Prospectuses for the Funds.


    Additional information about the Contracts, the Company and the Variable Account is contained in a Statement of Additional Information dated April 30, 1997, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to Northern Life Insurance Company, P.O. Box 12530, Seattle, Washington 98111 or by accessing the SEC's internet web site (http://www.sec.gov). The Statement of Additional Information is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page 32 of this Prospectus.

    THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

    NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES  OF  THE  FUNDS  AND  INTERESTS IN  THE  CONTRACTS  ARE  NOT  DEPOSITS OR
OBLIGATIONS OF,  OR  GUARANTEED OR  ENDORSED  BY, A  BANK,  AND THE  SHARES  AND
INTERESTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                 THE DATE OF THIS PROSPECTUS IS APRIL 30, 1997.


15500 5-97

                               TABLE OF CONTENTS


Definitions .................................................................. 3
Summary Of Contract Expenses ................................................. 5
Summary ...................................................................... 7
  Purpose of Contracts ....................................................... 7
  Series of Contracts ........................................................ 7
  Investment Alternatives .................................................... 8
  Purchasing a Contract ...................................................... 8
  Withdrawals ................................................................ 8
  Withdrawal Charge .......................................................... 8
  Other Charges .............................................................. 8
  Reallocations .............................................................. 8
  Fixed and Variable Annuity Payouts ......................................... 9
  Revocation ................................................................. 9
Condensed Financial Information .............................................. 9
Performance Information ..................................................... 10
The Company ................................................................. 12
The Variable Account ........................................................ 12
Investments Of The Variable Account ......................................... 12
  Reinvestment .............................................................. 15
  Addition, Deletion or Substitution of Fund Shares 15
Charges Made By The Company ................................................. 15
  Withdrawal Charge (Contingent Deferred Sales Charge) ...................... 15
  Partial Waiver of Withdrawal Charge ....................................... 16
  Annual Contract Charge .................................................... 17
  Mortality Risk Charge ..................................................... 17
  Expense Risk Charge ....................................................... 17
  Administrative Charge ..................................................... 17
  Sufficiency of Charges .................................................... 18
  Premium and Other Taxes ................................................... 18
  Reduction of Charges ...................................................... 18
  Expenses of the Funds ..................................................... 18
Administration .............................................................. 18
The Contracts ............................................................... 18
  Contract Application and Purchase Payments ................................ 18
  Revocation ................................................................ 19
  Allocation of Purchase Payments ........................................... 19
  Accumulation Unit Value ................................................... 19
  Net Investment Factor ..................................................... 19
  Death Benefit Before the Start Date ....................................... 20
  Payment of Death Benefit Before the Start
   Date ..................................................................... 20
  Death Benefit After Start Date ............................................ 20
  Withdrawal (Redemption) ................................................... 21
  Systematic Withdrawals .................................................... 21
  Loans Available from Certain Qualified
   Contracts ................................................................ 21
  Reallocations ............................................................. 22
    Written Reallocations ................................................... 22
    Telephone Reallocations ................................................. 23
    Automatic Reallocations ................................................. 23
    Dollar Cost Averaging Reallocations ..................................... 23
    Reallocations from the Fixed Accounts ................................... 24
  Assignments ............................................................... 24
  Contract Owner and Beneficiaries .......................................... 24
  Contract Inquiries ........................................................ 24
Annuity Provisions .......................................................... 25
  Start Date ................................................................ 25
  Annuity Payout Selection .................................................. 25
  Forms of Annuity Payouts .................................................. 25
  Frequency and Amount of Annuity Payouts ................................... 25
  Annuity Payouts ........................................................... 25
  Sub-Account Annuity Unit Value ............................................ 26
  Assumed Investment Rate ................................................... 26
Partial Annuitization ....................................................... 26
Federal Tax Status .......................................................... 26
  Introduction .............................................................. 26
  Tax Status of the Contract ................................................ 27
  Taxation of Annuities ..................................................... 28
  Possible Changes in Taxation .............................................. 29
  Transfers, Assignments or Exchanges of a Contract ......................... 29
  Withholding ............................................................... 29
  Multiple Contracts ........................................................ 29
  Taxation of Qualified Plans ............................................... 29
  Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans .............. 30
  Individual Retirement Annuities ........................................... 30
  Tax Sheltered Annuities ................................................... 30
  Possible Charge for the Company's Taxes ................................... 30
  Other Tax Consequences .................................................... 30
Voting of Fund Shares ....................................................... 30
Distribution Of The Contracts ............................................... 31
Reports To Contract Owners .................................................. 31
Legal Proceedings ........................................................... 31
Financial Statements And Experts ............................................ 31
Further Information ......................................................... 31
Statement of Additional Information Table of Contents ....................... 32
Appendix A ................................................................. A-1
Fund Prospectuses
Northstar Variable Trust (Northstar):
  Northstar Income and Growth Fund ................................. Northstar-1
  Northstar Multi-Sector Bond Fund ................................. Northstar-1
  Northstar Growth Fund ............................................ Northstar-1
Fidelity's Variable Insurance Products Fund (VIP):
  Money Market Portfolio ................................................. VIP-1
  Growth Portfolio ....................................................... VIP-1
  Equity-Income Portfolio ................................................ VIP-1
  Overseas Portfolio ..................................................... VIP-1
Fidelity's Variable Insurance Products Fund II (VIP II):
  Asset Manager Portfolio .............................................. VIPII-1
  Asset Manager: Growth Portfolio ...................................... VIPII-1
  Index 500 Portfolio .................................................. VIPII-1
  Contrafund Portfolio ................................................. VIPII-1
The Alger American Fund:
  Alger American Small Capitalization Portfolio ........................ Alger-1
  Alger American Growth Portfolio ...................................... Alger-1
  Alger American MidCap Growth
   Portfolio ........................................................... Alger-1
  Alger American Leveraged AllCap
   Portfolio ........................................................... Alger-1

                                  DEFINITIONS

ACCUMULATION  UNIT - A  unit of measure  used to determine  the Variable Account
   Contract Value.

ALGER - The Alger American Fund.

ANNUITANT - The person whose life determines the annuity payouts payable at the Start Date under a Contract.

ANNUITY PAYOUT DATE - Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

ANNUITY  UNIT -  A unit of  measure used to  determine the amount  of a Variable
   Annuity Payout after the first Variable Annuity Payout.

BENEFICIARY - The  person(s) named by  the Contract Owner  to receive the  Death
   Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

CODE - The Internal Revenue Code of 1986, as amended.

CONTINGENT BENEFICIARY - The person(s) named to become the Beneficiary if the Beneficiary dies.

CONTRACT ANNIVERSARY - The same day and month as the Issue Date each year.

CONTRACT EARNINGS - For  a Transfer Series Contract,  the Contract Value on  any
   Valuation Date, plus the aggregate Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

CONTRACT OWNER - The person who controls all the rights and privileges under a Contract.

CONTRACT VALUE - The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A and Fixed Account B Contract Values.

CONTRACT YEAR - Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.


DEATH BENEFIT - The  amount payable, if  any, upon the  death, before the  Start
   Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.


DEATH BENEFIT VALUATION DATE  - The Valuation Date  next following the date  the
   Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

FIXED ACCOUNT A - Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT A CONTRACT VALUE - An amount equal to the sum of Purchase Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ACCOUNT B - Part of the general account of the Company, which consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

FIXED ACCOUNT B CONTRACT VALUE - An amount equal to the sum of Purchase Payments allocated to Fixed Account B, increased by reallocations made to Fixed Account B and interest credited to Fixed Account B, less reallocations out of Fixed Account B, withdrawals from Fixed Account B (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

FIXED ANNUITY PAYOUT - A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

FUND - Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

ISSUE DATE - The date on which the Contract is issued as shown on the Contract data page.

LOAN ACCOUNT - The portion of Contract Value segregated within Fixed Account A which is designated as security for a loan under the Contract.


NORTHSTAR - Northstar Variable Trust.


OUTSTANDING LOAN BALANCE - The aggregate value of all existing loans, plus any accumulated loan interest, less any loan repayments.

PAYEE - The person to whom the Company will make Annuity Payouts.

PURCHASE PAYMENT - A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.


QUALIFIED  PLAN - A retirement plan under Sections 401(a), 403(b), or 408 of the
   Code.


SEC - The Securities and Exchange Commission.

SPECIFIED CONTRACT ANNIVERSARY - Each sixth Contract Anniversary.

START DATE - The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

SUB-ACCOUNT - A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

SUB-ACCOUNT CONTRACT VALUE - For any Sub-Account, an amount equal to the number of accumulation units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

WITHDRAWAL VALUE - The Contract Value less any applicable Withdrawal Charge, any
   Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.


VALUATION DATE - Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; President's Day; Good Friday; Memorial Day; July Fourth; Labor Day; Thanksgiving Day; and Christmas Day.


VALUATION  PERIOD -  The period of  time between  a Valuation Date  and the next
   Valuation Date.

VARIABLE ACCOUNT - Separate Account One, which is a separate investment account of the Company.

VARIABLE ACCOUNT CONTRACT VALUE - The sum of all Sub-Account Contract Values under a Contract.

VARIABLE ANNUITY PAYOUT - A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.


VIP - Variable Insurance Products Fund.



VIP II - Variable Insurance Products Fund II.

                          SUMMARY OF CONTRACT EXPENSES


CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases.............................................................       None
Maximum Withdrawal Charge Transfer Series (a).................................................         6%
Maximum Withdrawal Charge Flex Series (a).....................................................         8%
Reallocation Charge (b).......................................................................       None

ANNUAL CONTRACT CHARGE........................................................................        $30(c)

VARIABLE ACCOUNT ANNUAL EXPENSES
   (as a percentage of average account value)
Mortality and Expense Risk Charges............................................................      1.25%
Other Account Fees and Expenses (See "Administrative Charge" on page 17.).....................       .15%
Total Variable Account Annual Expenses........................................................      1.40%


ANNUAL FUND EXPENSES
(as a percentage of Fund average net assets)


                                                                NORTHSTAR            NORTHSTAR        NORTHSTAR
                                                            INCOME AND GROWTH      MULTI-SECTOR        GROWTH
                                                                FUND (d)           BOND FUND (d)      FUND (d)
                                                          ---------------------  -----------------  -------------
Management (Advisory) Fees..............................            0.75%                0.75%            0.75%
Other Expenses..........................................            0.05%                0.05%            0.05%
Total Fund Annual Expense...............................            0.80%                0.80%            0.80%


                                                VIP                  VIP                  VIP               VIP
                                           MONEY MARKET            GROWTH            EQUITY-INCOME       OVERSEAS
                                             PORTFOLIO          PORTFOLIO (e)        PORTFOLIO (e)     PORTFOLIO (e)
                                         -----------------  ---------------------  -----------------  ---------------
Management (Advisory) Fees.............          0.21%                0.61%                0.51%             0.76%
Other Expenses.........................          0.09%                0.08%                0.07%             0.17%
Total Fund Annual Expense..............          0.30%                0.69%                0.58%             0.93%


                                                                   VIP II
                                              VIP II           ASSET MANAGER:           VIP II            VIP II
                                           ASSET MANAGER           GROWTH              INDEX 500        CONTRAFUND
                                           PORTFOLIO (e)        PORTFOLIO (e)        PORTFOLIO (f)     PORTFOLIO (e)
                                         -----------------  ---------------------  -----------------  ---------------
Management (Advisory) Fees.............          0.64%                0.65%                0.13%             0.61%
Other Expenses.........................          0.10%                0.22%                0.15%             0.13%
Total Fund Annual Expense..............          0.74%                0.87%                0.28%             0.74%

                                               ALGER                                     ALGER             ALGER
                                             AMERICAN               ALGER              AMERICAN          AMERICAN
                                               SMALL              AMERICAN              MIDCAP           LEVERAGED
                                          CAPITALIZATION           GROWTH               GROWTH            ALLCAP
                                             PORTFOLIO            PORTFOLIO            PORTFOLIO         PORTFOLIO
                                         -----------------  ---------------------  -----------------  ---------------
Management (Advisory) Fees.............          0.85%                0.75%                0.80%             0.85%
Other Expenses (excluding interest)....          0.03%                0.04%                0.04%             0.21%
Interest Expense.......................            --                   --                   --              0.03%
Total Fund Annual Expense..............          0.88%                0.79%                0.84%             1.09%

EXAMPLES


    If a full withdrawal of the Contract Value is made at the end of the applicable time period, the following expenses on a $1,000 investment, assuming a 5% annual return on assets, would be paid:


                                                         1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    -----------------   -----------------   -----------------   -----------------
                                                    TRANSFER    FLEX    TRANSFER    FLEX    TRANSFER    FLEX    TRANSFER    FLEX
                                                     SERIES    SERIES    SERIES    SERIES    SERIES    SERIES    SERIES    SERIES
Northstar Income and Growth Fund..................    $79       $ 99      $122      $145      $149      $182      $280      $280
Northstar Multi-Sector Bond Fund..................     79         99       122       145       149       182       280       280
Northstar Growth Fund.............................     79         99       122       145       149       182       280       280
VIP Money Market Portfolio........................     74         94       107       131       124       158       229       229
VIP Growth Portfolio..............................     78         98       119       142       144       177       269       269
VIP Equity-Income Portfolio.......................     77        100       115       139       138       172       258       258
VIP Overseas Portfolio............................     80        100       126       148       156       189       293       293
VIP II Asset Manager Portfolio....................     78         98       120       143       146       180       274       274
VIP II Asset Manager:
  Growth Portfolio................................     80         99       124       147       153       186       287       287
VIP II Index 500 Portfolio........................     74         94       106       130       123       157       227       227
VIP II Contrafund Portfolio.......................     78         98       120       143       146       180       274       274
Alger American Small Capitalization Portfolio.....     80        100       124       147       153       186       288       288
Alger American Growth Portfolio...................     79         99       122       144       149       182       279       279
Alger American MidCap Growth Portfolio............     79         99       123       146       151       184       284       284
Alger American Leveraged AllCap Portfolio.........     82        101       131       153       164       196       309       309


    If the Contract is annuitized at the end of the applicable time period or if it is not surrendered, the following expenses on a $1,000 investment assuming a 5% annual return would be paid:


                                                         1 YEAR              3 YEARS             5 YEARS            10 YEARS
                                                    -----------------   -----------------   -----------------   -----------------
                                                    TRANSFER    FLEX    TRANSFER    FLEX    TRANSFER    FLEX    TRANSFER    FLEX
                                                     SERIES    SERIES    SERIES    SERIES    SERIES    SERIES    SERIES    SERIES
Northstar Income and Growth Fund..................    $25       $25       $ 77      $ 77      $131      $131      $280      $280
Northstar Multi-Sector Bond Fund..................     25        25         77        77       131       131       280       280
Northstar Growth Fund.............................     25        25         77        77       131       131       280       280
VIP Money Market Portfolio........................     20        20         62        62       106       106       229       229
VIP Growth Portfolio..............................     24        24         74        74       126       126       269       269
VIP Equity-Income Portfolio.......................     23        23         70        70       120       120       258       258
VIP Overseas Portfolio............................     26        26         81        81       138       138       293       293
VIP II Asset Manager Portfolio....................     24        24         75        75       128       128       274       274
VIP II Asset Manager:
  Growth Portfolio................................     26        26         79        79       135       135       287       287
VIP II Index 500 Portfolio........................     20        20         61        61       105       105       227       227
VIP II Contrafund Portfolio.......................     24        24         75        75       128       128       274       274
Alger American Small Capitalization Portfolio.....     26        26         79        79       135       135       288       288
Alger American Growth Portfolio...................     25        25         77        77       131       131       279       279
Alger American MidCap Growth Portfolio............     25        25         78        78       133       133       284       284
Alger American Leveraged AllCap Portfolio.........     28        28         86        86       146       146       309       309

(a) The Withdrawal Charge for the Transfer Series Contracts applies to each Purchase Payment. The Withdrawal Charge is 6% in the Contract Year a
     Purchase Payment is received by the Company and the Contract Year immediately following. It decreases to 0% beginning the sixth year after a Purchase Payment was received by the Company. For the Flex Series Contracts, the Withdrawal Charge is based on Contract Years. It decreases from 8% in the first three Contract Years to 0% after the tenth Contract Year. Under certain situations amounts may be withdrawn free of any Withdrawal Charge or the Withdrawal Charge may be reduced or waived. For more information on the Withdrawal Charge, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 15. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. For more information on the processing fee, see "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 15.


(b) The Company currently does not assess a charge on reallocations between Sub-Accounts or to or from the Fixed Accounts, although the Company reserves the right to assess a charge not to exceed $25 per each reallocation.


(c) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge where the Contract Value exceeds $25,000.



(d) The investment adviser to the Northstar Variable Trust has agreed to reimburse the three Northstar Funds for any expenses in excess of 0.80% of each Fund's average daily net assets. In the absence of the investment adviser's expense reimbursements, the actual expenses that would have been paid by each Fund during its fiscal year ending December 31, 1996 would have been: Income and Growth Fund - 1.40%; Multi-Sector Bond Fund - 1.68%; and Growth Fund - 1.70%.



(e) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .67 for Growth Portfolio, .56 for Equity-Income Portfolio, .92 for Overseas Portfolio, .73 for Asset Manager Portfolio, .85 for Asset Manager Growth Portfolio and .71 for Contra Fund Portfolio.



(f) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the fund's management fee, other expenses and total expenses would have been .28%, .15%, and .43% respectively on an annualized basis.


    The examples shown in the table above should not be considered representations of past or future expenses. Actual expenses may be more or less than those shown. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE.

    The purpose of this table is to assist a Contract Owner in understanding the various costs and expenses that a Contract Owner will bear either directly or indirectly. The table reflects the anticipated expenses of the Variable Account as well as the actual expenses of the Funds. The $30 Annual Contract Charge is reflected as an annual percentage charge in this table based on an anticipated average Contract Value of $10,000.

    In addition to the costs and expenses shown in this table, state premium taxes may also be applicable. For more information on state premium taxes, see page 18, "Premium and Other Taxes".

                                    SUMMARY

PURPOSE OF CONTRACTS

    The Contracts are designed to provide individuals with retirement benefits through the accumulation of Purchase Payments on a fixed or variable basis, and by applying such accumulations to provide Fixed, Variable, or combination Fixed and Variable Annuity Payouts. The purpose of variable accumulation and Variable Annuity Payouts is to provide returns to Contract Owners which offset or exceed the effects of inflation. There is, however, no assurance that this purpose will be achieved.

SERIES OF CONTRACTS

    This Prospectus describes two series of individual deferred variable/fixed annuity Contracts. Transfer Series Contracts include an individual deferred tax sheltered annuity contract, an individual deferred retirement annuity contract and an individual deferred annuity contract ("Transfer Series"). The Flex Series Contracts include a flexible premium individual deferred tax sheltered annuity contract and a flexible premium individual retirement annuity contract ("Flex Series"). For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment. The Transfer Series and Flex Series Contracts differ in terms of the amount of Purchase Payments required, when Purchase Payments can be made and certain charges. (See "Contract Application and Purchase Payments" on page 18, and "Charges Made by the Company" on page 15.)

INVESTMENT ALTERNATIVES


    Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account and to Fixed Account A and/or Fixed Account
B. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. (See "Investments of the Variable Account" on page 12.) Amounts in Fixed Account A and Fixed Account B earn various rates of interest, with the minimum being the guaranteed rate.


PURCHASING A CONTRACT

    Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The minimum and maximum amount of Purchase Payments vary depending on the type and series of Contract purchased. (See "Contract Application and Purchase Payments" on page 18.)

WITHDRAWALS


    The Contract Owner may, subject to applicable law, make a total or partial withdrawal at any time prior to the Start Date by giving a written request to the Company. (See "Withdrawal (Redemption)" on page 21, and "Taxation of Annuities" on page 28.)


WITHDRAWAL CHARGE

    No deduction for a sales charge is made from Purchase Payments. A Withdrawal Charge (Contingent Deferred Sales Charge) may, however, apply to full or partial withdrawals, with certain exceptions. The maximum Withdrawal Charge on a full or partial withdrawal under a Transfer Series Contract is 6% of the amount withdrawn. The maximum Withdrawal Charge on a full or partial withdrawal under a Flex Series Contract is 8% of the amount withdrawn. The Company may decrease or eliminate the Withdrawal Charge applicable to Contracts sold in certain circumstances if it estimates that its sales expenses will be lower. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 15.)

OTHER CHARGES


    On each Contract Anniversary before the Start Date (and upon full withdrawal of the Contract Value on a date other than a Contract Anniversary) the Company will deduct from the Contract Value an Annual Contract Charge of $30. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000. The Annual Contract Charge is to reimburse the Company for administrative expenses relating to the issue and maintenance of the Contracts. The Company may decrease or eliminate the Annual Contract Charge applicable to a particular Contract sold in certain circumstances if it estimates that its administrative expenses will be lower. (See "Annual Contract Charge" on page 17.)


    The Company also deducts a Mortality Risk Charge, an Expense Risk Charge and an Administrative Charge, equal to an annual rate of 1.40% of the daily net assets of the available Sub-Accounts of the Variable Account. (See "Mortality Risk Charge", "Expense Risk Charge" and "Administrative Charge" on page 17.) Additionally, in certain states a deduction for premium tax is made. (See "Premium and Other Taxes" on page 18.)

    A daily charge, based on a percentage of average daily net assets, is paid by each Fund to its investment adviser for investment management. These charges, and other Fund charges and expenses, are more fully described in the prospectuses for the Funds and are summarized in the Summary of Contract Expenses on page 5. All of these charges and expenses are borne indirectly by Contract Owners.

REALLOCATIONS

    The Contract Owner may reallocate Contract Value among the Sub-Accounts, and from one or more Sub-Accounts to the Fixed Accounts. Reallocations may also be made from the Fixed Accounts subject to certain limitations. After Annuity Payouts begin, Annuity Unit Values may be reallocated among the Sub-Accounts, but no reallocations may be made to or from the Fixed Accounts. The Company reserves the right to impose a charge of up to $25 for each reallocation and to limit the amount and number of reallocations that may be made. (See "Reallocations" on page 22.)

FIXED AND VARIABLE ANNUITY PAYOUTS

    At the Contract Owner's option, the Annuitant may receive Fixed Annuity Payouts, Variable Annuity Payouts or a combination of Fixed and Variable Annuity Payouts.


REVOCATION



    The Contract Owner may return the Contract within ten days after it was delivered to the Contract Owner. In such cases the Company will refund the Contract Value. However, if required by applicable law, the Company will refund all Purchase Payments it has received under the Contract. (See "Revocation" on page 19.)



                        CONDENSED FINANCIAL INFORMATION



    The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as it is invested in portfolios at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period:



                                                                                                     YEAR ENDED    YEAR ENDED
                                                                                                    DECEMBER 31   DECEMBER 31
                                                                                                    ------------  ------------
                                                                                                        1995          1996
                                                                                                    ------------  ------------
SUB-ACCOUNT INVESTING IN NORTHSTAR'S:
 (all Sub-Accounts from October 20, 1995):
Income and Growth Fund
  Beginning of period.............................................................................   $  10.0000    $  10.3844
  End of period...................................................................................   $  10.3844    $  11.6518
  Units outstanding at end of period..............................................................        2,292        62,237
Multi-Sector Bond Fund
  Beginning of period.............................................................................   $  10.0000    $  10.2402
  End of period...................................................................................   $  10.2402    $  11.4373
  Units outstanding at end of period..............................................................        1,937        52,791
Growth Fund
  Beginning of period.............................................................................   $  10.0000    $  10.1010
  End of period...................................................................................   $  10.1010    $  12.2600
  Units outstanding at end of period..............................................................        1,068       318,138
FIDELITY'S VIP:
 (all Sub-Accounts from October 20, 1995):
Money Market Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.0743
  End of period...................................................................................   $  10.0743    $  10.4712
  Units outstanding at end of period..............................................................           --       104,844
Growth Portfolio
  Beginning of period.............................................................................   $  10.0000    $   9.8237
  End of period...................................................................................   $   9.8237    $  11.1103
  Units outstanding at end of period..............................................................        5,112       210,258
Equity-Income Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.7172
  End of period...................................................................................   $  10.7172    $  12.0764
  Units outstanding at end of period..............................................................        3,922       370,036
Overseas Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.3139
  End of period...................................................................................   $  10.3139    $  11.5134
  Units outstanding at end of period..............................................................        1,765       106,840

                                                                                                     YEAR ENDED    YEAR ENDED
                                                                                                    DECEMBER 31   DECEMBER 31
                                                                                                    ------------  ------------
                                                                                                        1995          1996
                                                                                                    ------------  ------------
FIDELITY'S VIP II:
 (all Sub-Accounts from October 20, 1995):
Asset Manager Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.4586
  End of period...................................................................................   $  10.4586    $  11.8181
  Units outstanding at end of period..............................................................        1,960        64,183
Asset Manager: Growth Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.3997
  End of period...................................................................................   $  10.3997    $  12.2981
  Units outstanding at end of period..............................................................        6,432        58,201
Index 500 Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.5862
  End of period...................................................................................   $  10.5862    $  12.8201
  Units outstanding at end of period..............................................................          702       231,904
Contrafund Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.2935
  End of period...................................................................................   $  10.2935    $  12.3118
  Units outstanding at end of period..............................................................        7,417       314,103
ALGER AMERICAN FUND'S:
 (all Sub-Accounts from October 20, 1995):
Small Capitalization Portfolio
  Beginning of period.............................................................................   $  10.0000    $   9.8255
  End of period...................................................................................   $   9.8255    $  10.0929
  Units outstanding at end of period..............................................................        9,498       261,902
Growth Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.0072
  End of period...................................................................................   $  10.0072    $  11.1841
  Units outstanding at end of period..............................................................        7,531       162,852
MidCap Growth Portfolio
  Beginning of period.............................................................................   $  10.0000    $   9.8937
  End of period...................................................................................   $   9.8937    $  10.9156
  Units outstanding at end of period..............................................................        2,208       227,029
Leveraged AllCap Portfolio
  Beginning of period.............................................................................   $  10.0000    $  10.2636
  End of period...................................................................................   $  10.2636    $  11.3381
  Units outstanding at end of period..............................................................        3,864       130,393



    The Sub-Accounts investing in Northstar Variable Trust, Fidelity's Variable Insurance Products Fund, Fidelity's Variable Insurance Products Fund II and The Alger American Fund were not available under the Contracts prior to 1995.


                            PERFORMANCE INFORMATION

    From time to time, the Company may advertise or include in sales literature yields, effective yields, and total returns for the available Sub-Accounts. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

    Yields, effective yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.


    The yield of the Sub-Account investing in the VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.


    The yield of a Sub-Account (except the Money Market Sub-Account investing in the VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.


    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

    When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' Portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' Portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

    Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

    The Company may, from time to time, also disclose yields and total returns for the Portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

    For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

    In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

    The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                                  THE COMPANY


    The Company, organized in 1906, is a stock life insurance company incorporated under the laws of the State of Washington. The Company is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a publicly-traded holding company incorporated under the laws of the State of Delaware, whose subsidiaries specialize in the life insurance and related financial services businesses. The Company offers individual and group annuity contracts. The Company is admitted to do business in the District of Columbia and all states except New York. Its Home Office is at 1110 Third Avenue, Seattle, Washington 98101.


                              THE VARIABLE ACCOUNT

    The Variable Account is a separate account of the Company established under the insurance laws of the State of Washington on March 22, 1994. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

    The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.


    Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.


                      INVESTMENTS OF THE VARIABLE ACCOUNT


    When a Contract is applied for, the Contract Owner may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.



    There are currently fifteen Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective. The Company contemplates that if it adds additional Sub-Accounts to the Variable Account, a Contract Owner would be limited to participating in a maximum of sixteen Sub-Accounts over the lifetime of the Contract. The Contract Owner would not be required to select the Sub-Accounts in advance, but upon reaching participation in sixteen Sub-Accounts since issue of the Contract, the Contract Owner would only be able to transfer within the sixteen Sub-Accounts already selected and which are still available under the Variable Account.



    For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of sixteen Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the sixteen Sub-Accounts that were previously selected. However, the Contract Owner may not allocate funds to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Accounts A and B at any time.

    Northstar Investment Management Corporation is the investment adviser for the three Northstar Funds offered through the Contracts. Fidelity Management & Research Company is the investment adviser for the four portfolios of VIP and the four portfolios of VIP II offered through the Contracts. Fred Alger Management, Inc. is the investment adviser for the four portfolios of the Alger American Fund offered through the contracts. The investment advisers are paid fees for their services by the Funds they manage. The Funds currently offered, together with their investment objectives, are briefly described below. More detailed information concerning the investment objectives, policies and restrictions pertaining to the Funds and the expenses, investment advisory services and charges and risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds which accompany this Prospectus and the current Statement of Additional Information for each Fund. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS.



NORTHSTAR VARIABLE TRUST (NORTHSTAR)


    Northstar is a mutual fund offering multiple investment portfolios, of which the following three portfolios are offered under the Contracts:


    NORTHSTAR INCOME AND GROWTH FUND is a diversified portfolio with an investment objective of seeking current income balanced with the objective of achieving capital appreciation. The Fund seeks to achieve its objective through investments in common and preferred stocks, convertible securities, and investment grade debt securities of corporate and government issues, selected for their prospects of producing income and growth of capital. Wilson/Bennett Capital Management, Inc. is the sub-advisor to this Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.


    NORTHSTAR MULTI-SECTOR BOND FUND is a diversified portfolio with an investment objective of maximizing current income consistent with the preservation of capital. The Fund will seek to achieve its objective by investment in a number of sectors of the fixed income securities markets.

    NORTHSTAR GROWTH FUND is a diversified portfolio with an investment objective of long-term capital growth primarily through investments in equity securities diversified over industries and companies which are believed to provide above average potential for capital appreciation. Navellier Fund Management, Inc. serves as sub-adviser to the Fund and is responsible for the day-to-day investment management of the Fund, subject to the supervision of the investment adviser and the Trustees of the Fund. All fees and expenses of the subadvisory arrangement are borne by the investment adviser.


VARIABLE INSURANCE PRODUCTS FUND (VIP)



    VIP is a mutual fund trust currently including five investment portfolios, each with a different investment objective. Presently the following four portfolios are offered in the Contracts:


    MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable net asset value per share of $1.00.

    GROWTH PORTFOLIO seeks to achieve capital appreciation. The Portfolio normally purchases common stocks, although its investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

    EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities the Portfolio will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

    OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.


VARIABLE INSURANCE PRODUCTS FUND II (VIP II)



    VIP   II  is  a  mutual  fund  trust  currently  including  five  investment portfolios, each with a different investment objective. Presently the following four portfolios are offered in the Contracts:


    ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed-income, instruments.

    ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize long-term total return with less risk than a pure stock investment. The Portfolio seeks maximum total return by allocating its assets among stocks offering the greatest growth potential for long-term goals; bonds which provide balance and income to offset the volatility of stocks; and short term instruments adding liquidity and stability to the overall mix.

    INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the Portfolio attempts to duplicate the composition and total return of the Standard & Poor's Composite Index of 500 Stocks while keeping transaction costs and other expenses low.

    CONTRAFUND PORTFOLIO seeks capital appreciation by investing in companies believed to be undervalued due to an overly pessimistic appraisal by the public. The portfolio usually invests primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

THE ALGER AMERICAN FUND

    The Alger American Fund is a mutual fund offering six investment portfolios, of which the following four portfolios are offered under the Contract.


    ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks to obtain long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1997, the range of market capitalization companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.579 billion. The combined range was $10 million to $2.579 billion.



    ALGER AMERICAN GROWTH PORTFOLIO seeks to obtain long-term capital appreciation. The Portfolio will invest its assets primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Except during temporary defensive periods, the Portfolio will invest at least 65% of its total assets in the securities of companies that, at the time of purchase of the securities, have a total market capitalization of $1 billion or greater.



    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO seeks long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion.


    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO seeks long-term capital appreciation. The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one third of the market value of its assets, less liabilities other than such borrowing. The Portfolio will invest 85% of its net assets in equity securities of companies of any size.

THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.


    The Company or its affiliates may receive compensation from an affiliate or affiliates of certain of the Funds based upon an annual percentage of the average net assets held in that Fund by the Company and certain of the Company's insurance company affiliates. These amounts are intended to compensate the Company or the Company's affiliates for administrative, record keeping, distribution, and other services provided by such parties to the Funds and/or the Funds' affiliates. Payments of such amounts by an affiliate or affiliates of the Funds do not increase the fees paid by the Funds or their shareholders.


    The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity Contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to fund products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

REINVESTMENT

    The Funds described above have as a policy the distribution of income dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

    The Company reserves the following rights:

        - The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

        - The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. The Company may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

        - The Company may, if it deems it to be in the best interests of Contract Owners and Annuitants: (a) manage the Variable Account as a management investment company under the 1940 Act; (b) deregister the Variable Account under the 1940 Act if registration is no longer required; (c) combine the Variable Account with other separate account(s) of the Company; or (d) reallocate assets of the Variable Account to another Separate Account.

        - Make any changes required by the 1940 Act.

        - Restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

        - In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

    The Company's reservation of rights is expressly subject to the following when required:

        - Applicable Federal and state laws and regulations.

        - Notice to Contract Owners

        - Approval of the SEC and/or state insurance authorities.

                          CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

    No deduction for a sales charge is made from Purchase Payments. However, if part or all of the Purchase Payments made under a Transfer Series Contract, or part or all of Contract Value under a Flex Series Contract, are withdrawn, a Withdrawal Charge (Contingent Deferred Sales Charge) may be made by the Company.

    Withdrawal Charges are deducted from the amount being withdrawn and are considered a part of the withdrawal.

    The Withdrawal Charge is intended to reimburse the Company for expenses relating to the sale of the Contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

    TRANSFER SERIES CONTRACT - For purposes of determining Withdrawal Charges, withdrawals will be taken first from Purchase Payments on a first-in, first-out basis, then from Contract Earnings as of the Valuation Date next following the date of the Company's receipt of the withdrawal request.

    The Withdrawal Charge for full or partial withdrawal is determined by multiplying the amount of each Purchase Payment withdrawn that is not eligible for a free withdrawal, by the applicable Withdrawal Charge percentage as set forth in the following table:

           WITHDRAWAL CHARGE PERCENTAGE TABLE
---------------------------------------------------------
     CONTRACT YEAR OF          WITHDRAWAL CHARGE AS A
WITHDRAWAL MINUS CONTRACT    PERCENTAGE OF EACH PURCHASE
 YEAR OF PURCHASE PAYMENT              PAYMENT
--------------------------  -----------------------------
            0                                6%
            1                                6
            2                                5
            3                                5
            4                                4
            5                                2
       6 and later                           0

    FLEX SERIES CONTRACTS - If a Flex Series Contract is withdrawn in full or in part before the eleventh Contract Year, the Company may deduct a Withdrawal Charge from the Contract Value. The Withdrawal Charge is determined by multiplying the Contract Value subject to the charge by the applicable Withdrawal Charge percentage as set forth in the following table:

      CONTRACT YEAR               WITHDRAWAL CHARGE
--------------------------  -----------------------------
             1                               8%
             2                               8
             3                               8
             4                               7
             5                               6
             6                               5
             7                               4
             8                               3
             9                               2
            10                               1
            11+                              0

PARTIAL WAIVER OF WITHDRAWAL CHARGE

    During any 12-month period after the Issue Date, the Contract Owner may withdraw a portion of the Contract Value without a Withdrawal Charge. The 12-month period begins with the Contract Owner's first withdrawal. For the first withdrawal, the amount available without a Withdrawal Charge will be determined on the date of the requested withdrawal and will be the greater of:

    1.  10% of the Contract Value less any Outstanding Loan Balance; or

    2. For Transfer Series Contracts, the Purchase Payments remaining which are no longer subject to a Withdrawal Charge, and for Flex Series Contracts, the Contract Value no longer subject to a Withdrawal Charge.

    We call this amount the "Free Surrender Amount".

    If the first withdrawal equals the Free Surrender Amount, other withdrawals during the 12-month period are subject to the Withdrawal Charge. If the first withdrawal exceeds the Free Surrender Amount, the excess is subject to the Withdrawal Charge, as are all other Withdrawals requested during the 12-month period.

    If the first withdrawal is less than the Free Surrender Amount, the Company will keep track of the unused portion of the Free Surrender Amount for the 12-month period. The unused portion of the Free Surrender Amount may be applied against no more than three (3) additional withdrawals during the 12-month period.

    The unused portion of the Free Surrender Amount available for withdrawal will be computed by the Company on the date of any withdrawal request made after the first withdrawal in the 12-month period and will be based upon:

                          10% X [(Greater of A or B)-C]-D

    Where:

    A=Contract Value on the date of the first withdrawal in the 12-month period;

    B=Contract Value on the date of the withdrawal request;

    C=Outstanding Loan Balance on the date of the withdrawal request;

    D=Any prior withdrawals made during the same 12-month period.

    GENERAL INFORMATION - The Withdrawal Charges described above will be waived in the event of the death of the Contract Owner or in the case of a non-qualified Contract, the death of the Annuitant. In addition, for Contracts qualified under Section 403(b) of the Code only, Withdrawal Charges may be waived under certain circumstances.

    The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.


    Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59 1/2. (See "Taxation of Annuities" on page 28.)



    Contracts purchased as "tax sheltered annuities", and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption)" on page 21.)


ANNUAL CONTRACT CHARGE


    On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value exceeds $25,000, however, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.


MORTALITY RISK CHARGE

    The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Account selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

    To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before Start Date" on page 20.) This deduction is made daily in an amount that is equal to an annual rate of .85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE

    The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of .40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE

    The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of .15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. Although there is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

SUFFICIENCY OF CHARGES

    If the amount of the Withdrawal Charge assessed in connection with the Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

    The Company does not currently believe that the Withdrawal Charges imposed will cover the expected costs of distributing the Contracts.

    If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES

    Various states and other governmental entities levy a premium tax, currently ranging up to 3.50%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

    The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES

    The Withdrawal and Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with (a) the use of mass enrollment procedures, (b) the performance of administrative or enrollment functions by an employer, (c) the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or (d) any other circumstances which reduce distribution or administrative expenses. The exact amount of Withdrawal and Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS

    There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

                                 ADMINISTRATION

    The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's Administrative Service Center is located at the Home Office of the Company, P.O. Box 12530, Seattle, Washington 98111-4530, and its telephone number is 1-800-426-7050.

    The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

                                 THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS

    Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's Home Office. The initial Purchase Payment will be credited within two business days after receipt at the Company's Home Office if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.

    For Transfer Series Contracts and Flex Series Contracts which are Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For the non-qualified Transfer Series Contract, the Company will accept periodic and single sum Purchase
Payments, as well as amounts transferred under Section 1035 of the Code. The minimum initial Purchase Payment the Company will accept under a Transfer Series Contract is $15,000 and subsequent payments may not be less than $5,000. The minimum amount of the initial and subsequent Purchase Payments the Company will accept under a Flex Series Contract is $50.

    The Company may choose not to accept any subsequent Purchase Payment under the Transfer Series Contracts and Flex Series Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.

REVOCATION

    The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company, P.O. Box 12530, Seattle, Washington 98111-4530, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.

    The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS

    The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A and/or Fixed Account B. (See Appendix A.)

    Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account, by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE

    Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

    Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

    The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

    (1) Is the net result of:

        (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

        (b) PLUS the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

        (c) PLUS a per share credit or MINUS a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

    (2) Is the net result of:

        (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

        (b) PLUS a per share credit or MINUS a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

    (3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE

    Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be:

    (1) If the Contract owner dies before the first day of the month following the Contract owner's 80th birthday, or in the case of a non-qualified Contract, the Annuitant dies one month before the Annuitant's 80th birthday, then as of the Death Benefit Valuation Date, the greatest of:

        (a) The Contract Value less any Outstanding Loan Balance;

        (b) The sum of the Purchase Payments received by the Company under the Contract, less any withdrawals, amounts used to purchase annuity payouts, any Outstanding Loan Balance, and the amount of previously deducted Annual Contract Charges; or

        (c) The Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's or the Annuitant's death, whichever is applicable, plus any Purchase Payments since that Anniversary, less any withdrawals or amounts used to purchase annuity payouts since that Anniversary, less the amount of any previously deducted Annual Contract Charges since that Anniversary and less the Outstanding Loan Balance.

    (2) If the Contract Owner, or in the case of a non-qualified Contract, the Annuitant, dies after the first day of the month following the Contract Owner's or Annuitant's 80th birthday, the Contract Value less the Outstanding Loan Balance as of the Death Benefit Valuation Date.

    (3) If the Contract Owner of a non-qualified Contract dies, the Withdrawal Value as of the Death Benefit Valuation Date.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE

    The Beneficiary may elect to have any portion of the Death Benefit:

    (1) Paid in a single sum;

    (2) Applied to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

    (3) Paid by another distribution method acceptable to the Company.

    The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status" on page 26.)

    If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit
Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be cancelled.

DEATH BENEFIT AFTER START DATE

    If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)

    If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status" on page 26.) The Contract Owner may request withdrawal of either (a) a gross amount, in which case the applicable Withdrawal Charge and taxes will be deducted from the gross amount requested, or (b) a specific amount after deduction of the applicable Withdrawal Charge and taxes. If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Withdrawal Charge (Contingent Deferred Sales
Charge)" on page 15, and "Annual Contract Charge" on page 17.) Partial withdrawals may be made in amounts not less than $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of (a) $1,000, or (b) the Outstanding Loan Balance divided by 85%. The Company will not honor requests that do not meet these requirements.

    A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

    The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.

    The Company may cancel the Contract when: (a) the entire Withdrawal Value is withdrawn on or before the Start Date or (b) the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.

    If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities" on page 30.) Section 403
(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the first year beginning before January 1, 1989. Distributions of the foregoing amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship. Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.

    Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS


    A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption)" on page 21.) The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Withdrawal Charges are not waived on Systematic Withdrawals. (See "Withdrawal Charge (Contingent Deferred Sales Charge)" on page 15.) Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing.


    The Company reserves the right to modify or discontinue offering Systematic Withdrawals, however, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of each Systematic Withdrawal payment or $25.


    Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59 1/2 may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax adviser before requesting any Systematic Withdrawal. (See "FEDERAL TAX STATUS - Taxation of Annuities" on page 28.)


    Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS

    Loans may be available from Contracts issued for use with Qualified Plans qualified under Section 403(b) of the Code, provided that the loans are permitted by the Contract Owner's Qualified Plan. A loan generally will not be treated as a taxable distribution provided that the term is no longer than five years (except for certain home loans) and the loan amount does not exceed certain limits discussed below. Loans are subject to the limitations, interest rates, and repayment procedures set forth in the loan document and Contract. The loan must be repaid, in substantially equal payments, by the earlier of five years from the date of approval of the loan or the Start Date, or if used to purchase a primary residence of the Contract Owner, the earlier of 20 years or the Start Date.

    Under the Code, the maximum amount that may be borrowed, including loans from other Qualified Plans of the employer, generally may not exceed the lesser of $50,000 or 50% of the current value of an employee's interest in the Plans. For Plans other than Plans subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), up to $10,000 may be borrowed even if it is more than 50% of the value of the employee's accrued benefit under the Qualified Plans. The $50,000 dollar limit is reduced by the highest loan balances owed during the prior one-year period. The Company allows loan amounts (minimum $1,000) that do not exceed the Withdrawal Value less an amount representing annual loan interest, provided such amount does not exceed the maximum loan amount set by law.

    Upon the Company's receipt of a properly completed loan document, an amount equal to the loan will be reallocated from the Contract Value, on a pro rata basis, to the Loan Account, which is part of Fixed Account A. The Contract Value reallocated to the Loan Account will be used to secure the loan. Amounts reallocated from the Sub-Accounts to the Loan Account will be valued on the next Valuation Date following the Company's receipt of the loan document. Amounts transferred from the Sub-Accounts to the Loan Account will result in a reduction of Variable Account Contract Value and will not participate in the investment experience of any Sub-Account. A loan document can be obtained by writing to the Company at P.O. Box 12530, Seattle, Washington 98111-4530.

    The amounts reallocated to the Loan Account may earn an interest rate less than that credited to other amounts allocated to Fixed Account A, but it will never earn less than the guaranteed rate of three percent (3%). The annual interest rate assessed by the Company on the loan will not exceed 8% in arrears and will never be less than 5.5% in arrears.

    If any loan repayment due under a loan is not paid within 90 days of the scheduled payment date, the Company will declare the Outstanding Loan Balance immediately due and payable without notice to the Contract Owner. Unless prohibited by law, the Outstanding Loan Balance, along with any applicable Withdrawal Charges will be withdrawn from the Loan Account. Such forfeiture of Contract Value is a taxable event, and may be subject to a 10% penalty tax for early withdrawal or adversely affect the treatment of the Contract under Section 403(b) of the Code. (See "Tax Sheltered Annuities" on page 30.)

    The Company reserves the right to charge a loan service fee not to exceed $25 for each loan and to limit loans in the first Contract Year and after the Contract Owner reaches age 70 1/2.

    The foregoing discussion of Contract loans is general and does not address the tax consequences resulting from all situations in which a person may receive a Contract loan. A competent tax adviser should be consulted before obtaining a Contract loan.

REALLOCATIONS


    Prior to the Start Date, the Contract Owner may transfer Variable Account Contract Value among and between the Sub-Accounts and may transfer Fixed Account Contract Value to various Sub-Accounts. Likewise, Variable Contract Value may be transferred from a Sub-Account to either Fixed Account A or Fixed Account B. Transfers of Variable Contract Values from one Sub-Account to another involve the exchange of accumulation units of one Sub-Account for another on a dollar-equivalent basis. Subject to certain limitations, Fixed Account Contract Value may be transferred from either Fixed Account to the other Fixed Account or to a Sub-Account. (See "Reallocations from the Fixed Accounts", on page 24.)
Currently, there are four methods by which a Contract Owner may make the transfers described above ("Reallocations"): in writing, by telephone, Automatic Reallocations and by Dollar Cost Averaging.


    WRITTEN REALLOCATIONS - The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to the Fixed Accounts. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company. Currently, there is no charge for such a reallocation. The Company reserves the right, however, to charge a reallocation fee not to exceed $25 per reallocation and to limit the amount and number of reallocations made by the Contract Owner. After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

    The conditions applicable to written reallocations also apply to telephone reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

    TELEPHONE REALLOCATIONS - Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

    AUTOMATIC REALLOCATIONS - The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

    To elect automatic reallocations, the Contract Value must be at least $10,000 and an automatic reallocation application in proper form must be received at the Home Office of the Company. An automatic reallocation application can be obtained by writing to the Company's Home Office at P.O. Box 12530, Seattle, Washington 98111-4530. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

    Automatic reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice, which the Company received the automatic reallocation application in proper form. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

    A Contract Owner may instruct the Company at any time to terminate automatic reallocations by written request to the Company's Home Office. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue automatic reallocations after they have been terminated, a new automatic reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

    The Company reserves the right to discontinue, modify or suspend automatic reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account B is not eligible for automatic reallocations.

    DOLLAR COST AVERAGING REALLOCATIONS - The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A Contract Value to any one or more other Sub-Accounts or to the Fixed Accounts. No reallocations from Fixed Account B are permitted under this service. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that dollar cost averaging will result in a profit or protect against loss. The Contract Owner may discontinue dollar cost averaging at any time by notifying the Company in writing.

    Contract Owners interested in  dollar cost averaging  may obtain a  separate
application   form  and  full  information   concerning  this  service  and  its
restrictions from their registered representatives.

    The Company reserves the right to discontinue, modify or suspend dollar cost averaging. Although the Company currently charges no fees for reallocations made under the dollar cost averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each dollar cost averaging reallocation between Sub-Accounts or from Fixed Account A.

    REALLOCATIONS FROM THE FIXED ACCOUNTS - Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to Fixed Account B any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

    Reallocations of Fixed Account B Contract Value to the Sub-Accounts or to Fixed Account A are subject to the following conditions:

    (a) Reallocations may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary, and only one reallocation may be made during such period;

    (b) The Company must receive the reallocation request no more than 30 days before the start of the reallocation period and not later than 10 days before the end of the reallocation;

    (c) Reallocations not in excess of the greater of 25% of Fixed Account B Contract Value or $1,000 may be made (unless the balance after such reallocation would be less than $1,000, in which case the full Fixed Account B Contract Value may be reallocated); and

    (d) Such reallocation must involve at least $250 of the total Fixed Account B Contract Value (or the total Fixed Account B Contract Value, if less).

    After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

    The Company reserves the right to permit reallocations from Fixed Accounts A and B in excess of the limits described above on a non-discriminatory basis.

ASSIGNMENTS

    If the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.

CONTRACT OWNER AND BENEFICIARIES

    Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

    The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner or the Annuitant in the case of a non-qualified Contract, dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Contract Owner's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

    A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

    Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

    Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

    Inquiries regarding a Contract may be made by writing to the Company's Home Office, P.O. Box 12530, Seattle, Washington 98111-4530.

                               ANNUITY PROVISIONS

START DATE

    Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract issue date. For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status" on page 26.)

ANNUITY PAYOUT SELECTION

    The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS

    Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:


    LIFE ANNUITY - Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. IT WOULD BE POSSIBLE UNDER THIS ANNUITY PAYOUT FOR THE ANNUITANT TO RECEIVE ONLY ONE PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT, ONLY TWO PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT, ETC.



    LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS) - Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.


    JOINT AND FULL SURVIVOR ANNUITY - Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS ANNUITY PAYOUT. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVOR OF THE ANNUITANT AND THE JOINT ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

    The Company will pay Fixed and Variable Annuity Payouts under other Annuity Forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS

    Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be cancelled. Also if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS

    The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

    The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payouts are based on the Annuity Unit Values of a single Sub-Account, the dollar amount of the first annuity payout, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Start Date to establish the number of Annuity Units representing each annuity payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the annuity payout is due. If the monthly payout is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payout.

    The annuity tables in the Contracts are based on the 1983 Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued under Qualified Plans and sex distinct rates will apply for non-qualified Transfer Series Contracts.

    The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE

    Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor" on page 19.)

ASSUMED INVESTMENT RATE

    A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase and conversely, if it is less, then the payouts will decrease.

                             PARTIAL ANNUITIZATION

    Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to Annuity Payouts at the Start Date except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.


    Upon the occurrence of a partial annuitization, the Contract Value applied to purchase Annuity Payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" on page 21 and "Taxation of Annuities" on page 28.) The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.



    After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts, the Contract continues as if no partial annuitization had occurred.


                               FEDERAL TAX STATUS

INTRODUCTION

    THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract. The Contracts are designed for use by individuals in connection with retirement plans which may or may not be Qualified Plans under the provisions of the Code. The ultimate effect of federal income taxes on the Contract Value, on Annuity Payouts and on the economic benefit to the Contract Owner, the Annuitant, as Payee or the Beneficiary depends upon the type of retirement plan for which the Contract is purchased, and upon the tax and employment status of the individual concerned. No attempt is made to consider any applicable state or other tax laws. The discussion is based on the Company's understanding of Federal Income Tax Laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal Income Tax Laws or the current interpretation by the Internal Revenue Service ("IRS").


    A  Contract  may  be  purchased  on  a  non-qualified  basis ("Non-Qualified
Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). A Qualified Contract is designed for use by individuals whose Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), or 408 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased and proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


TAX STATUS OF THE CONTRACT

    DIVERSIFICATION REQUIREMENTS

    Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

    The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying the Variable Account may be. It is possible that if additional guidance in this regard is issued, the Contract may need to be modified to comply with such additional guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

    REQUIRED DISTRIBUTIONS

    In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated
Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

    The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

    IN GENERAL

    Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as Annuity Payouts under the form of Annuity Payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

    A Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

    The following discussion generally applies to Contracts owned by natural persons.

    WITHDRAWALS

    In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not under excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

    In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.

    In the case of a full withdrawal under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."

    A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

    ANNUITY PAYOUTS

    Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the Annuity Payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic Annuity Payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.

    TAXATION OF DEATH BENEFIT PROCEEDS

    Amounts may be distributed from a Contract because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payouts.

    PENALTY TAX ON CERTAIN DISTRIBUTIONS

    In the case of a distribution pursuant to a Non-Qualified Contract, a Federal penalty equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:

    1.  Made on or after the taxpayer reaches age 59 1/2;

    2. Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

    3.  Attributable to the taxpayer becoming disabled;

    4. A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

    5. Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

    6. Made under certain annuities issued in connection with structured settlement agreements.

    Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is part.

POSSIBLE CHANGES IN TAXATION

    In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding the taxation of annuities, there is always the possibility that tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

    A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

    Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided the opportunity to elect not to have tax withheld from distributions. Effective January 1, 1993, distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

    Section 72(e)(11) of the Code treats all non-qualified deferred annuity Contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

    The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

    Code  Section  401(a)  permits  employers  to  establish  various  types  of retirement plans for employees, and permit self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

INDIVIDUAL RETIREMENT ANNUITIES

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". These IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. Sales of a Contract for use with IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

TAX SHELTERED ANNUITIES


    Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity Contracts of: (i) elective contributions made in years beginning after December 31, 1988; (ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.


POSSIBLE CHARGE FOR THE COMPANY'S TAXES

    At the present time, the Company makes no charge to the Sub-Accounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Sub-Accounts or to the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax that it determines to be properly attributable to the Sub-Accounts of the Contracts.

OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                             VOTING OF FUND SHARES

    As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

    Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

    Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

    All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

    Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. Commissions and other distribution compensation will be paid by the Company. Generally such payments will not exceed 7.00% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.

                           REPORTS TO CONTRACT OWNERS

    The Company will mail to the Contract Owner, at the last known address of record at the Home Office of the Company, an annual report after the first Contract Year containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Variable Account is a party. The Company is a defendant in various lawsuits in connection with the normal conduct of its operations. In the opinion of management, the ultimate resolution of such litigation will not result in any significant liability to the Company.


                        FINANCIAL STATEMENTS AND EXPERTS



    The annual financial statements of Separate Account One as of December 31, 1996 and the annual financial statements of Northern Life Insurance Company, which are included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports, which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.


                              FURTHER INFORMATION

    A Registration Statement under the Securities Act of 1933 has been filed with the Securities and Exchange Commission, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fee prescribed by the Commission, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the Commission for a complete statement of the provisions thereof.

                              SEPARATE ACCOUNT ONE
                      STATEMENT OF ADDITIONAL INFORMATION



                               TABLE OF CONTENTS



Introduction...................................................................2
Custody of Assets..............................................................2
Independent Auditors...........................................................2
Distribution of the Contracts..................................................3
Calculation of Yields and Total Returns........................................3
Company Holidays..............................................................12
Financial Statements..........................................................12



--------------------------------------------------------------------------------


If you would like to receive a copy of the Separate Account One Statement of Additional Information, please call 1-800-333-6965 or return this request to:



WASHINGTON SQUARE SECURITIES, INC.
20 WASHINGTON AVENUE SOUTH
MINNEAPOLIS, MINNESOTA 55401



Your name

--------------------------------------------------------------------------------


Address

--------------------------------------------------------------------------------

City ___________________________________________ State _________________________
Zip ___________________



Please send me a copy of the Separate Account One Statement of Additional Information.


--------------------------------------------------------------------------------

                                   APPENDIX A
                               THE FIXED ACCOUNTS



    CONTRIBUTIONS AND REALLOCATIONS TO FIXED ACCOUNT A AND FIXED ACCOUNT B (COLLECTIVELY, THE "FIXED ACCOUNTS") UNDER THE CONTRACTS BECOME PART OF THE GENERAL ACCOUNT OF THE COMPANY (THE "GENERAL ACCOUNT"), WHICH SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE FIXED ACCOUNTS HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR ARE THE FIXED ACCOUNTS REGISTERED AS INVESTMENT COMPANIES UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNTS NOR ANY INTERESTS THEREIN ARE GENERALLY SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND THE COMPANY HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACTS. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACTS AND THE FIXED ACCOUNTS, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.



    The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.



    Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.



    Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.



    The Company may credit interest in excess of the guaranteed rate of 3%. Any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount until the end of the calendar year in which it is received. After the end of that calendar year, the Company may change the amount of interest credited at its discretion. All amounts in the Fixed Accounts after the end of the calendar years referenced above are credited with excess interest at the rates then in effect for the then current calendar year. Such rates are established at the beginning of each calendar year and are guaranteed for the entire calendar year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.



    The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.



    Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company" on page 15).

   [LOGO]
  Northern Life



       P. O. Box 12530 - Seattle, WA 98111-4530



       A RELIASTAR COMPANY



                        For marketing information call:
                                 1-800-426-7050
                        For policy administration call:
                                 1-800-870-0453


FORM NO. 15500 5-97

          A Variable Annuity Issued by Northern Life Insurance Company

                       STATEMENT OF ADDITIONAL INFORMATION

                                   ----------

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                              SEPARATE ACCOUNT ONE
                                       AND
                         NORTHERN LIFE INSURANCE COMPANY

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus, dated April 30, 1997 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account One (the "Variable Account") and Northern Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                  -------------


                                TABLE OF CONTENTS

                                                                           Page
                                                                           ----

Introduction . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     2

Custody of Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . .     2

Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . . .     2

Distribution of the Contracts. . . . . . . . . . . . . . . . . . . . . .     3

Calculation of Yields and Total Returns. . . . . . . . . . . . . . . . .     3

Financial Statements . . . . . . . . . . . . . . . . . . . . . . . . . .     10

Company Holidays . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10

                                    ---------


     The date of this Statement of Additional Information is April 30, 1997.

                                  INTRODUCTION

     The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" on page 26 of the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.

     Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to Fixed Account A and/or Fixed Account B (which are part of the general account of the Company).


     Purchase Payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds (the "Funds"). The Funds currently are the Income and Growth Fund, Multi-Sector Bond Fund and Growth Fund of the Northstar Variable Trust, which is managed by Northstar Investment Management Corporation of Greenwich, Connecticut, an affiliate of the Company; the Money Market Portfolio, Growth Portfolio, Equity-Income Portfolio and Overseas Portfolio of the Variable Insurance Products Fund and the Asset Manager Portfolio, Asset Manager: Growth Portfolio, Index 500 Portfolio and Contrafund Portfolio of the Variable Insurance Products Fund II, all of which are managed by Fidelity Management & Research Company of Boston, Massachusetts; and American Small Capitalization Portfolio, American Growth Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio of The Alger American Fund which are managed by Fred Alger Management, Inc. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, depending on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. For more information about the Funds, see "Investments of the Variable Account" on page 12 of the Prospectus.


     Purchase Payments allocated to Fixed Account A or Fixed Account B, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to Fixed Account A and Fixed Account B is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

                                CUSTODY OF ASSETS

     The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

                              INDEPENDENT AUDITORS


     The financial statements of Separate Account One and Northern Life Insurance Company, which are included in the Statement of Additional Information, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports which are included herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

                          DISTRIBUTION OF THE CONTRACTS

     The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI") the principal underwriter which is an affiliate of the Company.


     For the years ended December 31, 1995 and 1996, WSSI was paid fees, including gross concessions, by the Company in connection with distribution of the Contracts aggregating $750 and $641,620.59, respectively.


     The offering of the Contracts is continuous.

     There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" at page 18 of the Prospectus.)


     No deduction for a sales charge is made from Purchase Payments for the Contracts. However, if part or all of a Contract's Value is withdrawn, Withdrawal Charges (which may be deemed to be Contingent Deferred Sales Charges) may be made by the Company. The method used to determine the amount of such charges is described in the Prospectus under the heading "Charges Made By The Company -- Withdrawal Charge (Contingent Deferred Sales Charge)" on page 15. There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, and Contracts purchased by any class of individuals, such as officers, directors or employees of the Company or of the Principal Underwriter.


                     CALCULATION OF YIELDS AND TOTAL RETURNS

     From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.5% of premium based on the state in which the Contract is sold.

     VIP MONEY MARKET PORTFOLIO SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the VIP Money Market Portfolio or on its portfolio securities.

     The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; and 3) the Mortality and Expense Risk Charges. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual

Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

     Current Yield = ((NCS - ES)/UV) x (365/7)

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

     ES = per unit expenses attributable to the hypothetical account for the seven-day period.

     UV = The Accumulation Unit value on the first day of the seven-day period.


     The current yield of the sub-account for the seven day period ended December 31, 1996 was 4.17%


     Effective Yield. The effective yield of the Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

     The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                                             365/7
     Effective Yield = (1 + ((NCS - ES)/UV))       -1

     Where:

     NCS = the net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account unit.

     ES = per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

     UV = the Accumulation Unit value for the first day of the seven-day period.


     The effective yield of the sub-account for the seven day period ended December 31, 1996 was 4.26%.


     Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the VIP Money Market Portfolio.

     The current and effective yields on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the VIP Money Market Portfolio, the types and quality of portfolio securities held by VIP Money Market Portfolio and the VIP Money
Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

     OTHER SUB-ACCOUNT YIELDS. From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Administration Charge and the Mortality and Expense Risk Charges. The yield calculation assumes an Annual Contract Charge of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average Annual Contract Charge per dollar of Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:


                                            6
     Yield =2 x [(((NI - ES)/(U x UV)) + 1)   - 1]

     Where:

     NI = net income of the Portfolio for the 30-day or one-month period attributable to the Sub-Account's Accumulation Units.

     ES =      expenses of the Sub-Account for the 30-day or one-month period.

     U =       the average number of Accumulation Units outstanding.

     UV = the Accumulation Unit value of the close (highest) of the last day in the 30-day or one-month period.


     The annualized yield for the Northstar Multi-Sector Bond Fund Sub-Account for the month ended December 31, 1996 was 6.18%.


     Because of the charges and deductions imposed under the Contract, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

     The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the Fund and its operating expenses.

     Yield calculations do not take into account the Withdrawal Charges under the Contracts. The Withdrawal Charge for Transfer Series Contracts is equal to 2% to 6% of Purchase Payments paid during the six years prior to the withdrawal (including the year in which the withdrawal is made) on amounts withdrawn or withdrawn under the Contract. The Withdrawal Charge for Flex Series Contracts is equal to 1% to 8% of amounts withdrawn under the Contracts during the first 10 Contract Years.

     AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

     Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

     Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charges, the Administration Charge, and the Annual Contract Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the Withdrawal Charge in the case of the Transfer Series Contracts, for any period less than six years and in the case of the Flex Series Contracts, for any period less than 11 years. The total return will then be calculated according to the following formula:


                        1/N
     TR =      ((ERV/P)     ) - 1

     Where:

     TR = The average annual total return net of Sub-Account recurring charges.

     ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

     P =       a hypothetical initial payment of $1,000.

     N =       the number of years in the period.


     Such average annual return information for the Sub-Accounts is as follows:
                                                                 For the Period
                                                                  Since Date of
                                      For the 1-year            inception of the
                                       period ended              Sub-Account to
          Sub-Account                    12/31/96                   12/31/96
          -----------                 --------------             ---------------
                                      ++T.S.    F.S.             T.S.       F.S.

Northstar Income and Growth Fund      6.32%    3.68%             8.60%     6.18%
(Sub-Account Inception: 10/20/95)

Northstar Multi-Sector Bond Fund      5.26%    2.69%             7.24%     4.92%
(Sub-Account Inception: 10/20/95)

Northstar Growth Fund                15.54%   12.24%            15.02%    12.18%
(Sub-Account Inception: 10/20/95)

VIP Growth Portfolio                  7.40%    4.68%             3.22%     1.17%
(Sub-Account Inception: 10/20/95)

VIP Equity-Income Portfolio           6.98%    4.29%            11.07%     8.49%
(Sub-Account Inception: 10/20/95)

VIP Overseas Portfolio                5.87%    3.26%             6.98%     4.68%
(Sub-Account Inception: 10/20/95)

VIP II Asset Manager Portfolio        7.29%    4.58%             9.32%     6.85%
(Sub-Account Inception:10/26/95)

VIP II Asset Manager:
  Growth Portfolio                   12.64%    9.54%            12.68%     9.99%
  (Sub-Account Inception: 10/20/95)

VIP II Index 500 Portfolio           15.38%   12.08%            17.43%    14.42%
(Sub-Account Inception: 10/20/95)

VIP II Contrafund Portfolio          13.80%   10.62%            12.90%    10.20%
(Sub-Account Inception: 10/20/95)

Alger American Small
  Capitalization Portfolio           -2.95%   -4.93%            -5.94%    -7.36%
  (Sub-Account Inception: 10/20/95)

Alger American Growth Portfolio       6.07%    3.44%             4.02%     1.92%
(Sub-Account Inception: 10/20/95)

Alger American MidCap
  Growth Portfolio                    4.64%    2.12%            36.39%    32.12%
  (Sub-Account Inception: 10/20/95)

Alger American Leveraged
  AllCap Portfolio                    4.78%    2.24%             4.66%     2.52%
  (Sub-Account Inception: 10/20/95)



++key: T.S. = Transfer Series Contract; F.S. = Flex Series Contract. (See ""Withdrawal Change (Contingent Deferred Sales Charge)'' on page 15 of the Prospectus.)

     From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Sub-Accounts commenced operations. Such performance information for the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges currently in effect.

     Such average annual total return information for the Sub-Accounts is as follows:





                                                        For the 1-year                For the 5-year
                                                         period ended                  period ended
          Sub-Account                                     12/31/96                     12/31/96
          -----------                                     ---------                     ----------
                                                    ++T.S.         F.S.          T.S.           F.S.
Northstar Income and Growth Fund
(Portfolio Inception:  5/6/94)                        6.32%         3.68%            N/A            N/A

Northstar Multi-Sector Bond Fund
(Portfolio Inception:  5/6/94)                        5.26%         2.69%            N/A            N/A

Northstar Growth Fund
(Portfolio Inception:  5/6/94)                       15.54%        12.24%            N/A            N/A

VIP Growth Portfolio
(Portfolio Inception:  10/9/86)                       7.40%         4.68%          12.81%         12.00%

VIP Equity-Income Portfolio
(Portfolio Inception:  10/9/86)                       6.98%         4.29%          15.62%         14.74%

VIP Overseas Portfolio
(Portfolio Inception:  1/28/87)                       5.87%         3.26%           6.78%          6.15%

VIP II Asset Manager Portfolio
(Portfolio Inception:  9/6/89)                        7.29%         4.58%           8.90%          8.20%

VIP II Asset Manager: Growth Portfolio
(Portfolio Inception:  1/3/95)                       12.64%         9.54%            N/A            N/A

VIP II Index 500 Portfolio
(Portfolio Inception:  8/27/92)                      15.38%        12.08%            N/A            N/A

VIP II Contrafund Portfolio
(Portfolio Inception:  1/3/95)                       13.80%        10.62%            N/A            N/A

Alger American Small Capitalization Portfolio
(Portfolio Inception:  9/21/88)                      -2.95%        -4.93%           8.66%          7.97%

Alger American Growth Portfolio
(Portfolio Inception:  1/9/89)                        6.07%         3.44%          14.27%         13.43%

Alger American MidCap Growth Portfolio
(Portfolio Inception:  5/3/93)                        4.64%         2.12%            N/A            N/A

Alger American Leveraged AllCap Portfolio
(Portfolio Inception:  1/25/95)                       4.78%         2.24%            N/A            N/A


                                                                                    For the period from
                                                       For the 10-year              date of inception of
                                                        period ended                   Portfolio to
                                                          12/31/96                        12/31/96
                                                          --------                        --------
                                                      T.S.        F.S.             T.S.           F.S.
Northstar Income and Growth Fund
(Portfolio Inception:  5/6/94)                         N/A           N/A           10.35%          8.68%

Northstar Multi-Sector Bond Fund
(Portfolio Inception:  5/6/94)                         N/A           N/A            7.43%          5.90%

Northstar Growth Fund
(Portfolio Inception:  5/6/94)                         N/A           N/A           15.71%         13.78%

VIP Growth Portfolio
(Portfolio Inception:  10/9/86)                        N/A           N/A           12.90%         12.90%

VIP Equity-Income Portfolio
(Portfolio Inception:  10/9/86)                        N/A           N/A           11.54%         11.54%

VIP Overseas Portfolio
(Portfolio Inception:  1/28/87)                        N/A           N/A            6.09%          6.00%

VIP II Asset Manager Portfolio
(Portfolio Inception:  9/6/89)                         N/A           N/A            9.84%          9.43%

VIP II Asset Manager: Growth Portfolio
(Portfolio Inception:  1/3/95)                         N/A           N/A           17.27%         15.17%

VIP II Index 500 Portfolio
(Portfolio Inception:  8/27/92)                        N/A           N/A           14.63%         13.69%

VIP II Contrafund Portfolio
(Portfolio Inception:  1/3/95)                         N/A           N/A           25.94%         23.36%

Alger American Small Capitalization Portfolio
(Portfolio Inception:  9/21/88)                        N/A           N/A           18.21%         17.95%

Alger American Growth Portfolio
(Portfolio Inception:  1/9/89)                         N/A           N/A           16.68%         16.28%

Alger American MidCap Growth Portfolio
(Portfolio Inception:  5/3/93)                         N/A           N/A           21.31%         19.89%

Alger American Leveraged AllCap Portfolio
(Portfolio Inception:  1/25/95)                        N/A           N/A             36.93%       33.73%




++ Key:   T.S. = Transfer Series Contract; F.S. = Flex Series Contract.  (See
"Withdrawal Charge (Contingent Deferred Sale Charge)" on page 15 of the Prospectus.)

     The Company may also disclose average annual total returns for the Funds since their inception, including such disclosure for periods prior to the date the Variable Account commenced operations.

     Such average annual total return information for the Funds is as follows:




                                                                                                                For the period from
                                                     For the 1-year      For the 5-year     For the 10-year     date of inception of
                                                      period ended         period ended       period ended       Portfolio to
          Portfolio                                    12/31/96             12/31/96           12/31/96             12/31/96
          ---------                                    --------             --------           --------             ---------
Northstar Income and Growth Fund
(Portfolio Inception:  5/6/94)                           13.61%                  N/A                N/A                  13.67%

Northstar Multi-Sector Bond Fund
(Portfolio Inception:  5/6/94)                           12.53%                  N/A                N/A                  10.76%

Northstar Growth Fund
(Portfolio Inception:  5/6/94)                           22.99%                  N/A                N/A                  19.01%

VIP Growth Portfolio
(Portfolio Inception:  10/9/86)                          14.71%                15.16%               N/A                  14.81%

VIP Equity-Income Portfolio
(Portfolio Inception:  10/9/86)                          14.28%                17.98%               N/A                  13.42%

VIP Overseas Portfolio
(Portfolio Inception:  1/28/87)                          13.15%                 9.15%               N/A                   7.89%

VIP II Asset Manager Portfolio
(Portfolio Inception:  9/6/89)                           14.60%                11.26%               N/A                  11.69%

VIP II Asset Manager: Growth Portfolio
(Portfolio Inception:  1/3/95)                           20.04%                  N/A                N/A                  21.58%

VIP II Index 500 Portfolio
(Portfolio Inception:  8/27/92)                          22.82%                  N/A                N/A                  17.10%

VIP II Contrafund Portfolio
Portfolio Inception:  1/3/95)                            21.22%                  N/A                N/A                  30.24%

Alger American Small Capitalization Portfolio
(Portfolio Inception:  9/21/88)                           4.18%                11.02%              N/A                   20.21%

Alger American Growth Portfolio
(Portfolio Inception:  1/9/89)                           13.35%                16.63%              N/A                   18.65%

Alger American MidCap Growth Portfolio
(Portfolio Inception:  5/3/93)                           11.90%                  N/A               N/A                   24.10%

Alger American Leveraged AllCap Portfolio
(Portfolio Inception:  1/25/95)                          12.04%                  N/A               N/A                   41.35%

     OTHER TOTAL RETURNS. From time to time, sales literature or advertisements may quote average annual total returns that do not reflect the Withdrawal Charge. These returns are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts withdrawn.
Because the Withdrawal Charge will not be reflected in those quotations, there is no differentiation between the Transfer Series Contracts and the Flex Series Contracts. Such information is as follows:



                                                                           For the period from
                                                   For the 1-year           date of inception of
                                                    period ended             Portfolio to
          Sub-Account                                12/31/96                  12/31/96
          -----------                                --------                  ---------

VIP Equity-Income Portfolio                              12.38%                      15.46%
(Sub-Account Inception: 10/20/95)

VIP Growth Portfolio                                     12.80%                       7.67%
(Sub-Account Inception: 10/20/95)

VIP Overseas Portfolio                                   11.27%                      11.40%
(Sub-Account Inception: 10/20/95)

VIP II Asset Manager Portfolio                           12.69%                      13.72%
(Sub-Account Inception: 10/20/95)

VIP II Asset Manager Growth Portfolio                    18.04%                      17.06%
(Sub-Account Inception: 10/20/95)

VIP II Contrafund Portfolio                              19.20%                      17.28%
(Sub-Account Inception: 10/20/95)

VIP II Index 600 Portfolio                               20.78%                      21.77%
(Sub-Account Inception: 10/20/95)

Northstar Income and Growth Fund                         11.72%                      13.01%
(Sub-Account Inception: 10/20/95)

Northstar Growth Fund                                    20.94%                      19.38%
(Sub-Account Inception: 10/20/95)

Northstar Multi-Sector Bond Fund                         10.66%                      11.66%
(Sub-Account Inception: 10/20/95)

Alger American Small Capitalization Portfolio             2.45%                      -1.41%
(Sub-Account Inception: 10/20/95)

Alger American Growth Portfolio                          11.47%                       8.46%
(Sub-Account Inception: 10/20/95)

Alger American MidCap Growth Portfolio                   10.04%                      40.60%
(Sub-Account Inception: 10/20/95)

Alger American Leveraged AllCap Portfolio                10.18%                       9.10%





                                                                                                              For the period from
                                                   For the 1-year      For the 5-year     For the 10-year     date of inception of
                                                    period ended        period ended       period ended           Portfolio to
          Sub-Account                                12/31/96            12/31/96           12/31/96                12/31/96
          -----------                                --------            --------           --------               ---------
Northstar Income and Growth Fund
(Portfolio Inception:  5/6/94)                        11.72%                  N/A               N/A                   11.78%

Northstar Multi-Sector Bond Fund
(Portfolio Inception:  5/6/94)                        10.66%                  N/A               N/A                    8.92%

Northstar Growth Fund
(Portfolio Inception:  5/6/94)                        20.94%                  N/A               N/A                   17.03%

VIP Growth Portfolio
(Portfolio Inception:  10/9/86)                       12.80%                13.25%              N/A                   12.90%

VIP Equity-Income Portfolio
(Portfolio Inception:  10/9/86)                       12.38%                16.02%              N/A                   11.54%

VIP Overseas Portfolio
(Portfolio Inception:  1/28/87)                       11.27%                 7.33%              N/A                    6.09%

VIP II Asset Manager Portfolio
(Portfolio Inception:  9/6/89)                        12.69%                 9.41%              N/A                    9.84%

VIP II Asset Manager: Growth Portfolio
(Portfolio Inception:  1/3/95)                        18.04%                  N/A               N/A                   19.56%

VIP II Index 500 Portfolio
(Portfolio Inception:  8/27/92)                       20.78%                  N/A               N/A                   15.15%

VIP II Contrafund Portfolio
(Portfolio Inception:  1/3/95)                        19.20%                  N/A               N/A                   28.07%

Alger American Small Capitalization Portfolio
(Portfolio Inception:  9/21/88)                        2.45%                 9.17%              N/A                   18.21%

Alger American Growth Portfolio
(Portfolio Inception:  1/9/89)                        11.47%                14.69%              N/A                   16.68%

Alger American MidCap Growth Portfolio
(Portfolio Inception:  5/3/93)                        10.04%                  N/A               N/A                   22.04%

Alger American Leveraged AllCap Portfolio
(Portfolio Inception:  1/25/95)                       10.18%                  N/A               N/A                   38.99%

     The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

          CTR =          ERV/P - 1

          Where:

          CTR = the Cumulative Total Return net of Sub-Account recurring charges for the period.

          ERV = the ending redeemable value of the hypothetical investment at the end of the period.

          P =            a hypothetical single payment of $1,000.

     EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

                                COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday.


                              FINANCIAL STATEMENTS

The Statement of Additional Information contains Financial Statements for the Variable Account as of December 31, 1996 and for the period from October 20, 1995 (the date on which the Variable Account commenced operations) to December 31, 1995. Deloitte & Touche LLP serves as independent auditors for the Variable Account. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Variable Account.

The financial statements of the Company, which are included in this Statement of Additional Information should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

The financial statements for the Company for the years ended December 31, 1996 and 1995 have been prepared on the basis of statutory accounting principles ("STAT") rather than generally accepted accounting principles ("GAAP").

                             INDEPENDENT AUDITORS' REPORT


Board of Directors
Northern Life Insurance
Company and Contract Owners of
Separate Account One:



    We have audited the accompanying statement of assets and liabilities of Northern Life Separate Account One as of December 31, 1996 and the related combined statements of operations and changes in Contract Owners' equity for the year ended December 31, 1996 and the period from October 20, 1995 to December 31, 1995. These financial statements are the responsibility of the management of Northern Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

    We have conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. Our procedures include confirmation of the securities owned as of December 31, 1996, by correspondence with the Account custodians. An Audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Northern Life Separate Account One as of December 31, 1996, and the results of its operations and changes in Contract Owners' equity for the year ended December 31, 1996 and the period from October 20, 1995 to December 31, 1995, in conformity with generally accepted accounting principles.




Deloitte & Touche LLP



Minneapolis, Minnesota
February 7, 1997

                                SEPARATE ACCOUNT ONE
                         STATEMENT OF ASSETS AND LIABILITIES

                                  December 31, 1996
                      (In Thousands, Except Share and Unit Data)


                                                                     NORTHSTAR      NORTHSTAR      NORTHSTAR     FIDELITY VIPF
ASSETS:                                                             INCOME AND    MULTI-SECTOR       GROWTH       MONEY MARKET
-------                                                             GROWTH FUND     BOND FUND         FUND         PORTFOLIO
Investments in mutual funds at market value:                       -------------  -------------  --------------  -------------

NORTHSTAR'S:
   Income and Growth Fund
      61,948 shares (cost $733)                                        $726
   Multi-Sector Bond Fund
      115,051 shares (cost $606)                                                      $604
   Growth Fund
      277,320 shares (cost $3,835)                                                                      $3,905

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
      1,099,035 shares (cost $1,099)                                                                                   $1,099
   Growth Portfolio
      75,095 shares (cost $2,255)
   Equity-Income Portfolio
      212,728 shares (cost $4,227)
   Overseas Portfolio
      65,366 shares ($1,170)
   Asset Manager Portfolio
      44,853 shares (cost $713)
   Asset Manager: Growth Portfolio
      54,702 shares (cost $697)
   Index 500 Portfolio
      33,393 shares ($2,760)
   Contrafund Portfolio
      233,794 shares (cost $3,573)

ALGER AMERICAN FUND:
   Small Capitalization Portfolio
      64,686 shares (cost $2,649)
   Growth Portfolio
      53,112 shares (cost $1,732)
   MidCap Growth Portfolio
      116,201 shares (cost $2,409)
   Leveraged AllCap Portfolio
      76,447 shares (cost $1,442)
                                                               ------------    -----------        ------------   ------------
    Total Assets                                                       $726           $604              $3,905         $1,099
                                                               ------------    -----------        ------------   ------------
                                                               ------------    -----------        ------------   ------------

LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------
Due to Northern Life Insurance Co. for contract charges                  $1             $1                  $4             $1
Contract Owners' Equity                                                 725            603               3,901          1,098
                                                               ------------    -----------        ------------   ------------
 Total Liabilities and Contract Owners' Equity                         $726           $604              $3,905         $1,099
                                                               ------------    -----------        ------------   ------------
                                                               ------------    -----------        ------------   ------------
Units Outstanding:                                               62,237.333     52,791.181         318,137.812    104,844.463

Net Asset Value per Unit
 Northern Advantage Variable Annuity                            $11.651860     $11.437367          $12.260050     $10.471216

     The accompanying notes are an integral part of the financial statements.

                                           FIDELITY VIPF  FIDELITY VIPF  FIDELITY VIPF  FIDELITY VIPF II  FIDELITY VIPF II
ASSETS:                                       GROWTH      EQUITY-INCOME    OVERSEAS      ASSET MANAGER     ASSET MANAGER:
-------                                     PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO      GROWTH PORTFOLIO
                                           -------------  -------------  -------------  ----------------  ----------------
NORTHSTAR'S:
   Income and Growth Fund
      61,948 shares (cost $733)
   Multi-Sector Bond Fund
      115,051 shares (cost $606)
   Growth Fund
      277,320 shares (cost $3,835)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
      1,099,035 shares (cost $1,099)
   Growth Portfolio
      75,095 shares (cost $2,255)                $2,338
   Equity-Income Portfolio
      212,728 shares (cost $4,227)                             $4,474
   Overseas Portfolio
      65,366 shares ($1,170)                                                  $1,232
   Asset Manager Portfolio
      44,853 shares (cost $713)                                                                 $759
   Asset Manager: Growth Portfolio
      54,702 shares (cost $697)                                                                                 $717
   Index 500 Portfolio
      33,393 shares ($2,760)
   Contrafund Portfolio
      233,794 shares (cost $3,573)

ALGER AMERICAN FUND:
   Small Capitalization Portfolio
      64,686 shares (cost $2,649)
   Growth Portfolio
      53,112 shares (cost $1,732)
   MidCap Growth Portfolio
      116,201 shares (cost $2,409)
   Leveraged AllCap Portfolio
      76,447 shares (cost $1,442)
                                           ------------   -----------   ------------     -----------     -----------
    Total Assets                                 $2,338        $4,474         $1,232            $759            $717
                                           ------------   -----------   ------------     -----------     -----------
                                           ------------   -----------   ------------     -----------     -----------

LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------
Due to Northern Life Insurance Co. for
 contract charges                                    $2            $5             $1              $1              $1
Contract Owners' Equity                           2,336         4,469          1,231             758             716
                                           ------------   -----------   ------------     -----------     -----------
 Total Liabilities and Contract
  Owners' Equity                                 $2,338        $4,474         $1,232            $759            $717
                                           ------------   -----------   ------------     -----------     -----------
                                           ------------   -----------   ------------     -----------     -----------
Units Outstanding:                          210,258.492   370,036.342    106,840.466      64,182.784      58,201.338

Net Asset Value per Unit
 Northern Advantage Variable Annuity         $11.110374    $12.076424     $11.513477      $11.818133      $12.298185


                                          FIDELITY VIPF II  FIDELITY VIPF II
ASSETS:                                      INDEX 500         CONTRAFUND
-------                                      PORTFOLIO         PORTFOLIO
                                          ----------------  ----------------
NORTHSTAR'S:
   Income and Growth Fund
      61,948 shares (cost $733)
   Multi-Sector Bond Fund
      115,051 shares (cost $606)
   Growth Fund
      277,320 shares (cost $3,835)

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
      1,099,035 shares (cost $1,099)
   Growth Portfolio
      75,095 shares (cost $2,255)
   Equity-Income Portfolio
      212,728 shares (cost $4,227)
   Overseas Portfolio
      65,366 shares ($1,170)
   Asset Manager Portfolio
      44,853 shares (cost $713)
   Asset Manager: Growth Portfolio
      54,702 shares (cost $697)
   Index 500 Portfolio
      33,393 shares ($2,760)                   $2,976
   Contrafund Portfolio
      233,794 shares (cost $3,573)                                $3,872

ALGER AMERICAN FUND:
   Small Capitalization Portfolio
      64,686 shares (cost $2,649)
   Growth Portfolio
      53,112 shares (cost $1,732)
   MidCap Growth Portfolio
      116,201 shares (cost $2,409)
   Leveraged AllCap Portfolio
      76,447 shares (cost $1,442)
                                         ------------       ------------
    Total Assets                               $2,976             $3,872
                                         ------------       ------------
                                         ------------       ------------

LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------
Due to Northern Life Insurance Co. for
 contract charges                                  $3                 $4
Contract Owners' Equity                         2,973              3,868
                                         ------------       ------------
 Total Liabilities and Contract
  Owners' Equity                               $2,976             $3,872
                                         ------------       ------------
                                         ------------       ------------
Units Outstanding:                        231,904.126        314,102.807

Net Asset Value per Unit
 Northern Advantage Variable Annuity       $12.820118         $12.311895


   The accompanying notes are an integral part of the financial statements.

                              SEPARATE ACCOUNT ONE
                  STATEMENT OF ASSETS AND LIABILITIES, CONTINUED
                                December 31, 1996
                    (In Thousands, Except Share and Unit Data)

                                                 ALGER AMERICAN    ALGER AMERICAN  ALGER AMERICAN  ALGER AMERICAN
ASSETS:                                       SMALL CAPITALIZATION     GROWTH      MIDCAP GROWTH     LEVERAGED
-------                                             PORTFOLIO        PORTFOLIO       PORTFOLIO    ALLCAP PORTFOLIO       TOTAL
Investments in mutual funds at market value:  -------------------- --------------  -------------- ----------------  ----------------
NORTHSTAR'S:
   Income and Growth Fund
      61,948 shares (cost $733)                                                                                            $726
   Multi-Sector Bond Fund
      115,051 shares (cost $606)                                                                                            604
   Growth Fund
      277,320 shares (cost $3,835)                                                                                        3,905

FIDELITY'S VIPF AND VIPF II:
   Money Market Portfolio
      1,099,035 shares (cost $1,099)                                                                                      1,099
   Growth Portfolio
      75,095 shares (cost $2,255)                                                                                         2,338
   Equity-Income Portfolio
      212,728 shares (cost $4,227)                                                                                        4,474
   Overseas Portfolio
      65,366 shares ($1,170)                                                                                              1,232
   Asset Manager Portfolio
      44,853 shares (cost $713)                                                                                             759
   Asset Manager: Growth Portfolio
      54,702 shares (cost $697)                                                                                             717
   Index 500 Portfolio
      33,393 shares ($2,760)                                                                                              2,976
   Contrafund Portfolio
      233,794 shares (cost $3,573)                                                                                        3,872

ALGER AMERICAN FUND:
   Small Capitalization Portfolio
      64,686 shares (cost $2,649)                     $2,646                                                              2,646
   Growth Portfolio
      53,112 shares (cost $1,732)                                     $1,823                                              1,823
   MidCap Growth Portfolio
      116,201 shares (cost $2,409)                                                   $2,481                               2,481
   Leveraged AllCap Portfolio
      76,447 shares (cost $1,442)                                                                       $1,480            1,480
                                                 -----------     -----------    -----------        -----------    -------------
    Total Assets                                      $2,646          $1,823         $2,481             $1,480          $31,132
                                                 -----------     -----------    -----------        -----------    -------------
                                                 -----------     -----------    -----------        -----------    -------------
LIABILITIES AND CONTRACT OWNERS' EQUITY:
----------------------------------------
Due to Northern Life Insurance Co. for contract
 charges                                                  $3              $2             $3                 $2              $34
Contract Owners' Equity                                2,643           1,821          2,478              1,478           31,098
                                                 -----------     -----------    -----------        -----------    -------------
 Total Liabilities and Contract Owners' Equity        $2,646          $1,823         $2,481             $1,480          $31,132
                                                 -----------     -----------    -----------        -----------    -------------
                                                 -----------     -----------    -----------        -----------    -------------
Units Outstanding:                               261,902.389     162,852.097    227,029.231        130,393.355    2,675,715.216

Net Asset Value per Unit
 Northern Advantage Variable Annuity              $10.092908      $11.184155     $10.915641         $11.338130


     The accompanying notes are an integral part of the financial statements.

                                 SEPARATE ACCOUNT ONE
                             STATEMENT OF OPERATIONS AND
                          CHANGES IN CONTRACT OWNERS' EQUITY
                                    (In Thousands)


                                                 Year ended      Period from
                                                December 31,  Oct. 20, 1995 to
                                                    1996        Dec. 31, 1995
                                                ------------  ----------------

Net investment income:
   Reinvested dividend income. . . . . . . . .           $67              $1
   Reinvested capital gains. . . . . . . . . .           122               4
   Administrative expenses . . . . . . . . . .          (146)              -

                                                 -----------     -----------

      Net investment income
          and capital gains. . . . . . . . . .            43               5

                                                 -----------     -----------

Realized and unrealized gains:
   Net realized gains on
      redemptions of fund shares . . . . . . .            70               -
   Increase in unrealized
      appreciation of investments. . . . . . .         1,220              12

                                                 -----------     -----------

      Net realized and unrealized gains. . . .         1,290              12

                                                 -----------     -----------

        Net additions from operations. . . . .         1,333              17

                                                 -----------     -----------

Contract Owners' transactions:
   Net purchase payments . . . . . . . . . . .        27,327             550
   Surrenders. . . . . . . . . . . . . . . . .           (94)              -
   Policy loans. . . . . . . . . . . . . . . .           (87)              -
   Transfers between Sub-Accounts
      and Fixed Account. . . . . . . . . . . .         2,053               -

                                                 -----------     -----------

      Net additions for Contract
          Owners' transactions . . . . . . . .        29,199             550

                                                 -----------     -----------
              Net additions for the year . . .        30,532             567


Contract Owners' Equity, beginning of the year           566               -

                                                 -----------     -----------
Contract Owners' Equity, end of the year . . .       $31,098            $567

                                                 -----------     -----------
                                                 -----------     -----------


     The accompanying notes are an integral part of the financial statements.

                                 SEPARATE ACCOUNT ONE
                            NOTES TO FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
   ORGANIZATION AND CONTRACTS:
   Separate Account One (the "Account") is a separate account of Northern Life Insurance Company ("Northern Life"), an indirect, wholly-owned subsidiary of ReliaStar Financial Corp. (formerly the NWNL Companies, Inc.). The Account commenced operations on October 20, 1995 and is registered as a unit investment trust under the Investment Company Act of 1940.

   Payments received under the contracts are allocated to Sub-Accounts of the Account, each of which is invested in one of the Funds listed below during the period.

   Alger American Fund              Fidelity's VIPF and VIPF II       Northstar Funds
   -------------------              ---------------------------       ---------------
   Small Capitalization Portfolio   Money Market Portfolio            Income and Growth Fund
   Growth Portfolio                 Equity-Income Portfolio           Growth Fund
   MidCap Growth Portfolio          Growth Portfolio                  Multi-Sector Bond Fund
   Leveraged AllCap Portfolio       Overseas Portfolio
                                    Asset Manager Portfolio
                                    Asset Manager: Growth Portfolio
                                    Index 500 Portfolio
                                    Contrafund Portfolio

   Fred Alger Management, Inc. is the investment adviser for the four portfolios of The Alger American Fund and is paid fees for its services by the Alger American Fund Portfolios. Fidelity Management & Research Company is the investment advisor for Fidelity's Variable Insurance Products Fund (VIPF) and Variable Insurance Products Fund II (VIPF II) and is paid for its services by the VIPF and VIPF II Portfolios. Northstar Investment
   Management Corporation, an affiliate of Northern Life, is the investment adviser for the three Northstar Funds and is paid for its services by the Northstar Funds.

   SECURITIES VALUATION TRANSACTIONS AND RELATED INVESTMENT INCOME:
   The market value of investments in the Sub-Accounts is based on the closing net asset values of the Fund shares held at the end of the period. Investment transactions are accounted for on the trade date (date the order to purchase or redeem is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Net realized gains and losses on redemptions of shares of the Funds are determined on the basis of specific identification of Fund share costs.

   VARIABLE ANNUITY RESERVES:
   The amount of the reserves for contracts in the distribution period is determined by actuarial assumptions which meet statutory requirements. Gains or losses resulting from actual mortality experience, the full responsibility for which is assumed by Northern Life, are offset by transfers to, or from Northern Life.

2. FEDERAL INCOME TAXES:
   Under current tax law, the income, gains and losses from the separate account investments are not taxable to either the Account or Northern Life.

3. CONTRACT CHARGES:
   No deduction is made for a sales charge from the purchase payments made for the contracts. However, on certain surrenders, Northern Life will deduct from the contract value a surrender charge as set forth in the contract.

   Certain charges are made by Northern Life to Contract Owners' Variable Account Contract Value in accordance with the terms of the Contracts. These charges may include: an annual contract charge of $30 from each contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date; a daily administrative charge; and a daily charge for mortality and expense risk assumed by Northern Life.

   Various states and other governmental units levy a premium tax on annuity contracts issued by insurance companies. If the owner of a contract lives in a state which levies such a tax, Northern Life may deduct the amount of the tax from the purchase payments received or the Contract Value immediately before it is applied to an Annuity Payout.

                                 SEPARATE ACCOUNT ONE
                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

4. INVESTMENTS:
   The net realized gains on redemptions of fund shares for the year ended December 31, 1996, and the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows (in thousands):

                                                                      NORTHSTAR'S                  NORTHSTAR'S
                                                                      INCOME AND                   MULTI-SECTOR
                                           TOTAL                      GROWTH FUND                    BOND FUND
                                ---------------------------   ---------------------------   ---------------------------
                                Year ended   Period from      Year ended   Period from      Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995      1996    to Dec. 31, 1995      1996    to Dec. 31, 1995
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Proceeds from redemptions. . .      $1,998               $-          $52               $-          $95               $-
Cost . . . . . . . . . . . . .       1,928                -           49                -           93                -
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Net realized gains on
  redemptions of fund shares .         $70               $-           $3               $-           $2               $-
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
                                ---------- ----------------   ---------- ----------------   ---------- ----------------

                                       FIDELITY'S VIPF               FIDELITY'S VIPF             FIDELITY'S VIPF II
                                        EQUITY-INCOME                   OVERSEAS                   ASSET MANAGER
                                          PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                ---------------------------   ---------------------------   ---------------------------
                                Year ended   Period from      Year ended   Period from      Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995      1996    to Dec. 31, 1995      1996    to Dec. 31, 1995
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Proceeds from redemptions. . .        $149               $-          $62               $-         $109               $-
Cost . . . . . . . . . . . . .         145                -           60                -          105                -
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Net realized gains on
  redemptions of fund shares .          $4               $-           $2               $-           $4               $-
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
                                ---------- ----------------   ---------- ----------------   ---------- ----------------

                                       ALGER AMERICAN                ALGER AMERICAN                ALGER AMERICAN
                                    SMALL CAPITALIZATION                GROWTH                     MIDCAP GROWTH
                                          PORTFOLIO                    PORTFOLIO                     PORTFOLIO
                                ---------------------------   ---------------------------   ---------------------------
                                Year ended   Period from      Year ended   Period from      Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995      1996    to Dec. 31, 1995      1996    to Dec. 31, 1995
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Proceeds from redemptions. . .        $308               $-         $248               $-          $51               $-
Cost . . . . . . . . . . . . .         297                -          240                -           48                -
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Net realized gains on
  redemptions of fund shares .         $11               $-           $8               $-           $3               $-
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
                                ---------- ----------------   ---------- ----------------   ---------- ----------------

                                SEPARATE ACCOUNT ONE
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NORTHSTAR'S                 FIDELITY'S VIPF               FIDELITY'S VIPF
                                           GROWTH                     MONEY MARKET                     GROWTH
                                            FUND                       PORTFOLIO                      PORTFOLIO
                                ---------------------------   ---------------------------   ---------------------------
                                Year ended   Period from      Year ended   Period from      Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995      1996    to Dec. 31, 1995      1996    to Dec. 31, 1995
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Proceeds from redemptions. . .        $283               $-         $206               $-          $90               $-
Cost . . . . . . . . . . . . .         272                -          206                -           88                -
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Net realized gains on
  redemptions of fund shares .         $11               $-           $-               $-           $2               $-
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
                                ---------- ----------------   ---------- ----------------   ---------- ----------------

                                      FIDELITY'S VIPF II           FIDELITY'S VIPF II            FIDELITY'S VIPF II
                                        ASSET MANAGER:                 INDEX 500                     CONTRAFUND
                                       GROWTH PORTFOLIO                PORTFOLIO                     PORTFOLIO
                                ---------------------------   ---------------------------   ---------------------------
                                Year ended   Period from      Year ended   Period from      Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995      Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995      1996    to Dec. 31, 1995      1996    to Dec. 31, 1995
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Proceeds from redemptions. . .         $30               $-         $138               $-         $110               $-
Cost . . . . . . . . . . . . .          27                -          134                -          100                -
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
Net realized gains on
  redemptions of fund shares .          $3               $-           $4               $-          $10               $-
                                ---------- ----------------   ---------- ----------------   ---------- ----------------
                                ---------- ----------------   ---------- ----------------   ---------- ----------------

                                       ALGER AMERICAN
                                      LEVERAGED ALLCAP
                                         PORTFOLIO
                                ---------------------------
                                Year ended   Period from
                                 Dec. 31,   Oct. 20, 1995
                                   1996    to Dec. 31, 1995
                                ---------- ----------------
Proceeds from redemptions. . .         $67               $-
Cost . . . . . . . . . . . . .          64                -
                                ---------- ----------------
Net realized gains on
  redemptions of fund shares .          $3               $-
                                ---------- ----------------
                                ---------- ----------------

                                 SEPARATE ACCOUNT ONE
                       NOTES TO FINANCIAL STATEMENTS, CONTINUED

4.  CONTRACT OWNERS' TRANSACTIONS:
    Unit transactions in each Sub-Account for the year ended December 31, 1996 and the period from October 20, 1995 (date operations commenced) to December 31, 1995, were as follows:

                                                                          NORTHSTAR'S                   NORTHSTAR'S
                                                                          INCOME AND                    MULTI-SECTOR
                                             TOTAL                        GROWTH FUND                     BOND FUND
                               -------------------------------  -----------------------------  -----------------------------
                                 Year ended     Period from      Year ended    Period from      Year ended    Period from
                                  Dec. 31,     Oct. 20, 1995      Dec. 31,    Oct. 20, 1995      Dec. 31,    Oct. 20, 1995,
                                    1996      to Dec. 31, 1995      1996     to Dec. 31, 1995      1996     to Dec. 31, 1995
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding,
  beginning of the year. . . .    55,709.004                 -    2,292.052                 -   1,937.476                 -
Units purchased. . . . . . . . 2,494,947.871        55,795.772   47,182.364         2,304.328  53,616,245         1,949.911
Units redeemed . . . . . . . .   (12,394.481)          (86.768)           -           (12.276)    (26.734)          (12.435)
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .   137,452.822                 -   12,762.917                 -  (2,734.806)                -
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . . 2,675,715.216        55,709.004   62,237.333         2,292.052   52,792.181         1,937.476
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
                               -------------  ----------------  -----------  ----------------  -----------  ----------------

                                        FIDELITY'S VIPF                 FIDELITY'S VIPF               FIDELITY'S VIPF II
                                    EQUITY INCOME PORTFOLIO            OVERSEAS PORTFOLIO          ASSET MANAGER PORTFOLIO
                               -------------------------------  -----------------------------  -----------------------------
                                 Year ended     Period from      Year ended    Period from      Year ended    Period from
                                  Dec. 31,     Oct. 20, 1995      Dec. 31,    Oct. 20, 1995      Dec. 31,    Oct. 20, 1995,
                                    1996      to Dec. 31, 1995      1996     to Dec. 31, 1995      1996     to Dec. 31, 1995
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding,
  beginning of the year. . . .     3,922.397                 -    1,765.385                 -    1,959.639                 -
Units purchased. . . . . . . .   310,038.397         3,934.538  108,755.881         1,767.901   59,932.805         1,972.128
Units redeemed . . . . . . . .      (727.820)          (12.141)    (106.480)           (2.516)     (87.797)          (12.489)
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .    56,803.368                 -   (3,574.320)                -    2,378.137                 -
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . .   370,036.342         3,922.397  106,840.466         1,765.385   64,182.784         1,959.639
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
                               -------------  ----------------  -----------  ----------------  -----------  ----------------

                                      ALGER AMERICAN SMALL              ALGER AMERICAN                 ALGER AMERICAN
                                    CAPITALIZATION PORTFOLIO           GROWTH PORTFOLIO            MIDCAP GROWTH PORTFOLIO
                               -------------------------------  -----------------------------  -----------------------------
                                 Year ended     Period from      Year ended    Period from      Year ended    Period from
                                  Dec. 31,     Oct. 20, 1995      Dec. 31,    Oct. 20, 1995      Dec. 31,    Oct. 20, 1995,
                                    1996      to Dec. 31, 1995      1996     to Dec. 31, 1995      1996     to Dec. 31, 1995
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding,
  beginning of the year. . . .     9,498.434                 -    7,530.562                 -    2,208.390                 -
Units purchased. . . . . . . .   261,796.643         9,504.716  165,135.641         7,350.562  194,904.338         2,212.160
Units redeemed . . . . . . . .    (1,831.359)           (6.282)  (1,018.026)                -     (622.342)           (3.770)
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .    (7,561.329)                -   (8,796.080)                -  (30,538.845)                -
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . .   261,902.389         9,498.434  162,852.097         7,530.562  227,029.231         2,208.390
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
                               -------------  ----------------  -----------  ----------------  -----------  ----------------

                               SEPARATE ACCOUNT ONE
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                         NORTHSTAR'S                    FIDELITY'S VIPF               FIDELITY'S VIPF
                                         GROWTH FUND                 MONEY MARKET PORTFOLIO           GROWTH PORTFOLIO
                               -------------------------------  -----------------------------  -----------------------------
                                 Year ended     Period from      Year ended    Period from      Year ended    Period from
                                  Dec. 31,     Oct. 20, 1995      Dec. 31,    Oct. 20, 1995      Dec. 31,    Oct. 20, 1995
                                    1996      to Dec. 31, 1995      1996     to Dec. 31, 1995      1996     to Dec. 31, 1995
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding,
  beginning of the year. . . .     1,068.330                 -            -                 -    5,111.723                 -
Units purchased. . . . . . . .   311,051.414         1,072.056  119,347.280                 -  189,045.320         5,111.723
Units redeemed . . . . . . . .    (1,754.714)           (3.726)  (2,153.819)                -   (1,648.307)                -
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .     7,772.782                 -  (12,348.998)                -   17,749.756                 -
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . .   318,137.812         1,068.330  104,844.463                 -  210,258.492         5,111.723
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
                               -------------  ----------------  -----------  ----------------  -----------  ----------------

                                      FIDELITY'S VIPF II            FIDELITY'S VIPF II             FIDELITY'S VIPF II
                                        ASSET MANAGER:                  INDEX 500                      CONTRAFUND
                                       GROWTH PORTFOLIO                 PORTFOLIO                      PORTFOLIO
                               -------------------------------  -----------------------------  -----------------------------
                                 Year ended     Period from      Year ended    Period from      Year ended    Period from
                                  Dec. 31,     Oct. 20, 1995      Dec. 31,    Oct. 20, 1995      Dec. 31,    Oct. 20, 1995
                                    1996      to Dec. 31, 1995      1996     to Dec. 31, 1995      1996     to Dec. 31, 1995
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding,
  beginning of the year. . . .     6,432.006                 -      702.335                 -    7,416.671                 -
Units purchased. . . . . . . .    52,849.666         6,444.530  222,299.511           707.189  271,007.709         7,416.671
Units redeemed . . . . . . . .             -           (12.524)    (257.679)           (4.854)    (851.926)                -
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .    (1,080.334)                -    9,159.959                 -   36,530.353                 -
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . .    58,201.338         6,432.006  231,904.126           702.335  314,102.807         7,416.671
                               -------------  ----------------  -----------  ----------------  -----------  ----------------
                               -------------  ----------------  -----------  ----------------  -----------  ----------------

                                        ALGER AMERICAN
                                  LEVERAGED ALLCAP PORTFOLIO
                               ------------------------------
                                 Year ended     Period from
                                  Dec. 31,     Oct. 20, 1995
                                    1996      to Dec. 31, 1995
                               -------------  ----------------
Units outstanding,
  beginning of the year. . . .     3,863.604                 -
Units purchased. . . . . . . .   127,984.657         3,867.359
Units redeemed . . . . . . . .    (1,307.478)           (3.755)
Units transferred between
  Sub-Accounts and/or
  Fixed Account. . . . . . . .      (147.428)                -
                               -------------  ----------------
Units outstanding, end of the
  year . . . . . . . . . . . .   130,393.355         3,863.604
                               -------------  ----------------
                               -------------  ----------------

                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


6.   COMBINING STATEMENT OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY:
     Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows (in thousands):


                                                   NORTHSTAR'S    NORTHSTAR'S    NORTHSTAR'S  FIDELITY'S VIPF
                                                   INCOME AND    MULTI-SECTOR      GROWTH      MONEY MARKET
                                       TOTAL       GROWTH FUND     BOND FUND        FUND         PORTFOLIO
                                     ------------------------------------------------------------------------
Net investment income:
   Reinvested dividend income. . .    $    67           $ 15           $ 14         $    7         $   15
   Reinvested capital gains. . . .        122             46             10             11              -
   Administrative expenses . . . .       (146)            (4)            (3)           (17)            (4)
                                      -------        -------        -------        -------        -------
   Net investment income (loss)
      and capital gains. . . . . .         43             57             21              1             11
                                      -------        -------        -------        -------        -------
Realized and unrealized gains:
   Net realized gains on
    redemptions of fund shares . .         70              3              2             11              -

   Increase (decrease) in unrealized
    appreciation of investments. .      1,220             (7)            (2)            70              -
                                      -------        -------        -------        -------        -------
    Net realized and unrealized
     gains (losses). . . . . . . .      1,290             (4)             -             81              -
                                      -------        -------        -------        -------        -------
      Net additions
       from operations . . . . . .      1,333             53             21             82             11
                                      -------        -------        -------        -------        -------
Contract Owners' transactions:
   Net purchase payments . . . . .     27,327            507            593          3,699          1,181
   Surrenders. . . . . . . . . . .        (94)            (1)            (1)            (9)             -
   Policy Loans. . . . . . . . . .        (87)             -              -            (16)           (22)
   Transfers between Sub-Accounts
    and/or Fixed Account . . . . .      2,053            142            (30)           134            (72)
                                      -------        -------        -------        -------        -------
    Net additions for
     Contract Owners' transactions     29,199            648            562          3,808          1,087
                                      -------        -------        -------        -------        -------
      Net additions
       for the year. . . . . . . .     30,532            701            583          3,890          1,098

Contract Owners' Equity,
   beginning of the year . . . . .        566             24             20             11              -
                                      -------        -------        -------        -------        -------
Contract Owners' Equity,
   end of the year . . . . . . . .    $31,098           $725           $603         $3,901         $1,098
                                      -------        -------        -------        -------        -------
                                      -------        -------        -------        -------        -------

                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                            FIDELITY'S
                                                                                FIDELITY'S    VIPF II   FIDELITY'S
                                     FIDELITY'S      FIDELITY'S     FIDELITY'S    VIPF II      ASSET      VIPF II     FIDELITY'S
                                        VIPF            VIPF           VIPF        ASSET     MANAGER:      INDEX        VIPF II
                                       GROWTH       EQUITY-INCOME    OVERSEAS     MANAGER     GROWTH        500       CONTRAFUND
                                      PORTFOLIO       PORTFOLIO      PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO
                                      ------------------------------------------------------------------------------------------
Net investment income:
   Reinvested dividend income. . . .        $1               $-            $1          $2        $11            $1            $-
   Reinvested capital gains. . . . .         5                3             1           2         21             2             1
   Administrative expenses . . . . .       (11)             (19)           (6)         (5)        (4)          (13)          (17)

                                      --------         --------      --------      ------     ------      --------      --------
   Net investment income (loss)
      and capital gains. . . . . . .        (5)             (16)           (4)         (1)        28           (10)          (16)

                                      --------         --------      --------      ------     ------      --------      --------
Realized and unrealized gains:
   Net realized gains on
    redemptions of fund shares . . .         2                4             2           4          3             4            10

   Increase (decrease) in unrealized
    appreciation of investments. . .        83              246            62          45         21           216           298

                                      --------         --------      --------      ------     ------      --------      --------
    Net realized and unrealized
     gains (losses). . . . . . . . .        85              250            64          49         24           220           308

                                      --------         --------      --------      ------     -------     --------      --------
      Net additions
       from operations . . . . . . .        80              234            60          48         52           210           292

                                      --------         --------      --------      ------     ------      --------      --------
Contract Owners' transactions:
   Net purchase payments . . . . . .     1,996            3,514         1,162         662        584         2,607         3,027
   Surrenders. . . . . . . . . . . .        (7)             (12)           (4)         (2)        (2)           (7)          (12)
   Policy Loans. . . . . . . . . . .       (14)              (2)           (1)          -          -            (1)           (2)
   Transfers between Sub-Accounts
    and/or Fixed Account . . . . . .       231              693            (4)         29         15           157           486

                                      --------         --------      --------      ------     ------      --------      --------
    Net additions for
     Contract Owners' transactions .     2,206            4,193         1,153         689        597         2,756         3,499

                                      --------         --------      --------      ------     ------      --------      --------
      Net additions
       for the year. . . . . . . . .     2,286            4,427         1,213         737        649         2,966         3,791

Contract Owners' Equity,
   beginning of the year . . . . . .        50               42            18          21         67             7            77

                                      --------         --------      --------      ------     ------      --------      --------
Contract Owners' Equity,
   end of the year . . . . . . . . .    $2,336           $4,469        $1,231        $758       $716        $2,973        $3,868

                                      --------         --------      --------      ------     ------      --------      --------
                                      --------         --------      --------      ------     ------      --------      --------

                              SEPARATE ACCOUNT ONE
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

6. COMBINING STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY (CONTINUED):
   Operations and changes in Contract Owners' equity for the year ended December 31, 1996 were as follows (in thousands):


                                                 ALGER AMERICAN    ALGER AMERICAN      ALGER AMERICAN     ALGER AMERICAN
                                             SMALL CAPITALIZATION       GROWTH              MIDCAP       LEVERAGED ALLCAP
                                                   PORTFOLIO           PORTFOLIO      GROWTH PORTFOLIO       PORTFOLIO
                                             --------------------  --------------     ----------------   ----------------
Net investment income:
    Reinvested dividend income . . . . . . .            $-                 $-                 $-                 $-
    Reinvested capital gains . . . . . . . .             2                 11                  5                  2
    Administrative expenses. . . . . . . . .           (15)               (11)               (10)                (7)
                                                  --------           --------           --------           --------
     Net investment income
      and capital gains. . . . . . . . . . .           (13)                 -                 (5)                (5)
                                                  --------           --------           --------           --------
Realized and unrealized gains:
    Net realized gains on
      redemptions of fund shares . . . . . .            11                  8                  3                  3

    Increase (decrease) in unrealized
      appreciation of investments. . . . . .            (7)                88                 71                 36
                                                  --------           --------           --------           --------
      Net realized and unrealized
        gains. . . . . . . . . . . . . . . .             4                 96                 74                 39
                                                  --------           --------           --------           --------
        Net additions (reductions)
          from operations. . . . . . . . . .            (9)                96                 69                 34
                                                  --------           --------           --------           --------
Contract Owners' transactions:
    Net purchase payments. . . . . . . . . .         2,623              1,738              2,034              1,400
    Surrenders . . . . . . . . . . . . . . .           (13)                (5)                (8)               (11)
    Policy Loans . . . . . . . . . . . . . .            (9)               (10)                (3)                (7)
    Transfers between Sub-Accounts
     and/or Fixed Account. . . . . . . . . .           (42)               (73)               364                 23
                                                  --------           --------           --------           --------
     Net additions for
      Contract Owners' transactions. . . . .         2,559              1,650              2,387              1,405
                                                  --------           --------           --------           --------
        Net additions
          for the year . . . . . . . . . . .         2,550              1,746              2,456              1,439

Contract Owners' Equity,
    beginning of the year. . . . . . . . . .            93                 75                 22                 39
                                                  --------           --------           --------           --------
Contract Owners' Equity,
    end of the year. . . . . . . . . . . . .        $2,643             $1,821             $2,478             $1,478
                                                  --------           --------           --------           --------
                                                  --------           --------           --------           --------

[LETTERHEAD]
[LOGO]



INDEPENDENT AUDITORS' REPORT


Board of Directors
Northern Life Insurance Company
Seattle, Washington

We have audited the accompanying statutory-basis statements of assets, liabilities, surplus and other funds of Northern Life Insurance Company (a wholly owned subsidiary of ReliaStar Life Insurance Company) (the Company) as of December 31, 1996 and 1995, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Washington, which practices differ from generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and generally accepted accounting principles are described in
Note 11.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements do not present fairly, in accordance with generally accepted accounting principles, the financial position of the Company as of December 31, 1996 and 1995, or the results of its operations or its cash flows for the years then ended.

In our opinion, such statutory-basis financial statements present fairly, in all material respects, the assets, liabilities, and surplus and other funds of the Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in
Note 1.


/s/ Deloitte & Touche LLP

February 9, 1997

[LOGO]

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company) Statutory-Basis Statements of Assets, Liabilities, Surplus and Other Funds
                                 (In Thousands)

                                                                                  December 31,
                                                                         ---------------------------
                                                                              1996           1995
                                                                         ------------   ------------
ASSETS
Bonds, at NAIC Value (Market: 1996, $4,066,788; 1995, $3,814,979)        $  3,979,814   $  3,627,971
Stocks, at NAIC Value (Cost: 1996, $12,563; 1995, $18,390)                     13,161         16,489
Mortgage Loans on Real Estate - Commercial                                    529,432        461,345
Mortgage Loans on Real Estate - Residential                                   230,678        212,083
Real Estate                                                                     2,046          4,483
Policy Loans                                                                  289,844        250,717
Cash on Hand and on Deposit                                                    11,579          8,354
Short-Term Investments                                                         31,495         23,924
Aggregate Write-ins for Invested Assets                                           105         (7,062)
Other Invested Assets                                                          37,748         25,177
  TOTAL CASH AND INVESTMENTS                                                5,125,902      4,623,481

Reinsurance Recoverable                                                         1,252            361
Premiums and Annuity Considerations Deferred
  and Uncollected                                                               6,448          5,735
Investment Income Due and Accrued                                              66,930         65,535
Other Assets                                                                    7,333          6,494
From Separate Account Statement                                                37,864          6,825
                                                                         ------------   ------------
  TOTAL ASSETS                                                           $  5,245,729   $  4,708,431
                                                                         ------------   ------------
                                                                         ------------   ------------

LIABILITIES, SURPLUS AND OTHER FUNDS
Aggregate Reserves for Policies and Contracts                            $  4,807,270   $  4,364,176
Policy and Contract Claims                                                      3,463          2,205
Policyholders' Dividends                                                       10,709         10,559
Unearned Premiums                                                                  48             37
Liability for Premiums and Other Deposit Funds                                  1,169          1,143
Other Policy and Contract Liabilities                                           6,991          6,949
General Expenses Due or Accrued                                                 4,550          5,141
Taxes, Licenses, and Fees Due or Accrued, Excluding
  Federal Income Taxes                                                          1,057            608
Federal Income Tax Due or Accrued                                                 409         (2,740)
Unearned Investment Income                                                      1,637          1,643
Asset Valuation Reserve                                                        58,077         44,201
Other Liabilities                                                              36,570         16,773
From Separate Account Statement                                                37,864          6,825
                                                                         ------------   ------------
  TOTAL LIABILITIES                                                         4,969,814      4,457,520
                                                                         ------------   ------------

SURPLUS AND OTHER FUNDS
Common Capital Stock                                                            1,500          1,500
Gross Paid-In and Contributed Surplus                                         126,500        126,500
Unassigned Surplus                                                            147,915        122,911
                                                                         ------------   ------------
  TOTAL SURPLUS AND OTHER FUNDS                                               275,915        250,911
                                                                         ------------   ------------
  TOTAL LIABILITIES, SURPLUS AND OTHER FUNDS                             $  5,245,729   $  4,708,431
                                                                         ------------   ------------
                                                                         ------------   ------------

The accompanying notes are an integral part of the statutory-basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                    Statutory-Basis Statements of Operations
                                 (In Thousands)

                                                                             Year Ended December 31,
                                                                            ------------------------
                                                                               1996           1995
                                                                            ---------      ---------
REVENUES

Premiums and Annuity Considerations                                         $  74,224      $  58,714
Deposit-Type Funds                                                            597,217        575,080
Considerations for Supplementary Contracts                                      3,457            431
Net Investment Income                                                         382,086        338,534
Amortization of Interest Maintenance Reserve                                    1,702          1,504
Other Income                                                                    1,405          1,456
                                                                            ---------      ---------
  TOTAL REVENUES                                                            1,060,091        975,719
                                                                            ---------      ---------

BENEFITS AND EXPENSES

Death Benefits                                                                 12,129         10,836
Matured Endowments                                                                266            305
Annuity Benefits                                                               29,788         23,456
Disability Benefits                                                               154            195
Surrender Benefits and Other Fund Withdrawals                                 376,166        246,336
Interest on Policy or Contract Funds                                              270            112
Payments on Supplementary Contracts                                             2,970          1,197
Increase in Reserve For Policies and Contracts                                442,007        551,379
Increase (Decrease) in Liability for Premium and Other Deposit Funds                1         (6,595)
Increase (Decrease) in Reserve for Supplementary Contracts                      1,260            (41)
                                                                            ---------      ---------
  TOTAL BENEFITS                                                              865,011        827,180
Commissions                                                                    65,961         50,595
General Insurance Expenses                                                     43,536         39,501
Insurance Taxes, Licenses and Fees, Excluding Federal Income Taxes              4,441          4,712
Net Transfers to Separate Accounts                                             29,052            549
                                                                            ---------      ---------
  TOTAL BENEFITS AND EXPENSES                                               1,008,001        922,537
                                                                            ---------      ---------

Net Gain from Operations before Dividends to Policyholders
  and Federal Income Taxes                                                     52,090         53,182
Dividends to Policyholders                                                        565            584
                                                                            ---------      ---------
Net Gain from Operations before Federal Income Taxes                           51,525         52,598
Federal Income Taxes (Excluding Tax on Capital Gains)                          17,631         16,462
                                                                            ---------      ---------
Net Gains from Operations before Realized Capital Gains                        33,894         36,136
Net Realized Capital Gains (Net of Tax: 1996, 3,618;
1995, $1,741), (Net of IMR Transfers: 1996, 2,358; 1995, $965)                  1,549          1,107
                                                                            ---------      ---------
  NET INCOME                                                                $  35,443      $  37,243
                                                                            ---------      ---------
                                                                            ---------      ---------

The accompanying notes are an integral part of the statutory-basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
          Statutory-Basis Statements of Changes in Capital and Surplus
                                 (In Thousands)


                                                                             Year Ended December 31,
                                                                           -------------------------
                                                                               1996           1995
                                                                           ----------     ----------
CAPITAL AND SURPLUS, BEGINNING OF YEAR                                     $  250,911     $  226,612

Net Income                                                                     35,443         37,243

Change in Net Unrealized Capital Gains or (Losses)                              3,050         (1,643)

Change in Non-Admitted Assets and Related Items                                   387         (2,415)

Increase in Asset Valuation Reserve                                           (13,876)        (8,886)
                                                                           ----------     ----------




CAPITAL AND SURPLUS, END OF YEAR                                           $  275,915     $  250,911
                                                                           ----------     ----------
                                                                           ----------     ----------



The accompanying notes are an integral part of the statutory-basis financial statements.

                         NORTHERN LIFE INSURANCE COMPANY
         (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                    Statutory-Basis Statements of Cash Flows
                                 (In Thousands)

                                                                                   December 31,
                                                                            ------------------------
                                                                               1996           1995
                                                                            ---------      ---------
OPERATING ACTIVITIES
Premiums and Annuity Considerations                                         $  73,403      $  59,657
Deposit-Type Funds                                                            597,257        575,040
Other Premiums, Considerations and Deposits                                     3,457            431
Allowances and Reserve Adjustments Received on Reinsurance Ceded                  205            205
Investment Income Received                                                    384,470        333,856
Other Income Received                                                           1,182          1,251
Life and Accident and Health Claims Paid                                      (12,177)       (11,768)
Surrender Benefits and Other Fund Withdrawals Paid                           (376,459)      (246,048)
Other Benefits to Policyholders Paid                                          (33,009)       (24,726)
Commissions, Other Expenses and Taxes Paid                                   (109,428)       (93,507)
Net Transfers to Separate Accounts                                            (29,089)          (547)
Dividends to Policyholders Paid                                                  (589)          (614)
Federal Income Taxes Paid                                                     (18,100)       (20,641)
Net Increase in Policy Loans and Premium Notes                                (39,127)       (48,690)
Other Operating Expenses Paid                                                     (73)          (159)
                                                                            ---------      ---------
  Net Cash from Operations                                                    441,923        523,740
                                                                            ---------      ---------

PROCEEDS FROM INVESTMENTS SOLD, MATURED OR REPAID
Bonds                                                                         519,514        348,706
Stocks                                                                          9,575         16,075
Mortgage Loans                                                                158,378         97,813
Real Estate                                                                     6,167         10,032
Other Invested Assets                                                           9,266         12,445
                                                                            ---------      ---------
Total Investment Proceeds                                                     702,900        485,071
                                                                            ---------      ---------

OTHER CASH PROVIDED
Other Sources                                                                  15,872         13,557
                                                                            ---------      ---------
  Total Other Cash Provided                                                    15,872         13,557
                                                                            ---------      ---------

COST OF INVESTMENTS ACQUIRED
Bonds                                                                         872,594        696,550
Stocks                                                                          3,217          7,986
Mortgage Loans                                                                249,260        274,027
Other Invested Assets                                                          16,336          6,909
                                                                            ---------      ---------
  Total Investments Acquired                                                1,141,407        985,472
                                                                            ---------      ---------

OTHER CASH APPLIED
Other Applications (Net)                                                        8,492          8,687
                                                                            ---------      ---------
  Total Other Cash Applied                                                      8,492          8,687
                                                                            ---------      ---------

Net Change in Cash and Short-Term Investments                                  10,796         28,209
Cash and Short-Term Investments at Beginning of Year                           32,278          4,069
                                                                            ---------      ---------
Cash and Short-Term Investments at End of Year                              $  43,074      $  32,278
                                                                            ---------      ---------
                                                                            ---------      ---------

The accompanying notes are an integral part of the statutory-basis financial statements.

                           NORTHERN LIFE INSURANCE COMPANY
           (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                    Notes to Statutory-Basis Financial Statements
                        Years Ended December 31, 1996 and 1995


                NOTE 1: SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

NATURE OF OPERATIONS

The Company is principally engaged in the business of providing annuities and life insurance. The Company operates primarily in the United States and is authorized to do business in all states except New York.

BASIS OF PRESENTATION

 The amounts in these financial statements pertain to the entire Company business including, as appropriate, its Separate Accounts business.

All outstanding shares of the Company are owned by ReliaStar Life Insurance Company, a Minnesota domiciled insurance company. ReliaStar Life Insurance Company is in turn a wholly owned subsidiary of ReliaStar Financial Corp. (ReliaStar) a holding and management company domiciled in Delaware.

The accompanying financial statements of Northern Life Insurance Company (the Company) have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (NAIC) and the State of Washington. Such statutory insurance accounting practices differ in certain respects from generally accepted accounting principles. The most significant differences are:

    Commissions and other acquisition costs relating to the issuance of new policies are charged to expense as incurred except to the extent allowed for in the calculation of the provision for policy benefit reserves.

    Reserves for future policy benefits are based on statutory mortality, morbidity, and interest requirements without consideration of withdrawals, rather than on estimates reflecting historical experience.

    Statutory accounting requires the calculation of an Asset Valuation Reserve
    (AVR). The AVR is reported as a liability and changes in this liability are recorded directly in surplus. Statutory accounting also requires the calculation of an Interest Maintenance Reserve (IMR). Capital gains and losses on sales of securities which are realized due to changes in interest rates are deferred and recorded in the IMR on the statements of assets, liabilities, surplus and other funds. The IMR is amortized into income over the remaining maturity of the securities sold.

    The provision for income taxes is based upon income that is estimated to be currently taxable.

    Certain assets, principally agents' balances and prepaid expenses, are classified as nonadmitted and are excluded from the statement of assets, liabilities, surplus and other funds. Changes in nonadmitted assets are recorded directly in surplus.

    Investments are carried at values established by the NAIC.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NAIC and the State of Washington requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Security investments are valued in accordance with the requirements of the NAIC, as follows:

    Bonds not backed by other loans are valued at amortized cost using the interest method; loan-backed bonds and structured securities are valued at amortized cost using the interest method including anticipated prepayments at the date of purchase; significant changes in estimated cash flows from the original purchase assumptions are accounted for using the interest method. Prepayment assumptions for loan-backed bonds and structured securities were obtained from broker-dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all securities.

    Derivative instruments are valued in accordance with the NAIC Accounting Practices and Procedures manual and the Purposes and Procedures manual of the Securities Valuation Office. All derivative instruments are valued consistently with the hedged items.

    Preferred stocks in good standing are valued at cost, which approximates market.

    All other security investments are presented at values prescribed by or deemed acceptable to the NAIC, generally market value.

Mortgage loans are valued at amortized cost. Real estate acquired in satisfaction of debt is stated at the lower of appraised value of the asset foreclosed or book value of the mortgage at the date of foreclosure.

The Company uses straight-line depreciation for all of its depreciable assets with useful lives varying depending on the asset.

Policy loans are valued at the aggregate unpaid balance.

Short-term investments are carried at amortized cost which approximates market.

Realized investment gains and losses on sales of securities are included in the determination of net income and are determined on the specific identification method. Unrealized investment gains and losses are accounted for as direct increases or decreases in unassigned surplus. Income tax effects of unrealized gains and losses are not recognized.

Due and accrued income was excluded from investment income on mortgage loans and bonds where interest is past due more than 90 days. The total amount excluded was $1,138,000 and $1,411,000 for 1996 and 1995, respectively. The Company recognizes investment income on derivative instruments in accordance with the NAIC Accounting Practices and Procedures manual.

Other invested assets are carried on the cost or equity basis.

SEPARATE ACCOUNTS

The Company administers two separate accounts. The assets (principally investments) and liabilities (principally to contract holders) of the accounts are clearly identifiable and distinguishable from other assets and liabilities of the Company. Assets are valued at market.

PREMIUM REVENUE AND BENEFITS TO POLICYHOLDERS

Premiums on life insurance contracts are generally recognized as revenue over the life of the contract on the anniversary date. Contract benefits are associated with premium revenue over the life of the contract by providing for liabilities for future policy and contract benefits.

POLICY ACQUISITION COSTS

Costs of acquiring new business are charged to operating expenses in the year incurred.

AGGREGATE RESERVES FOR POLICIES AND CONTRACTS

Liabilities for future policy and contract benefits for life insurance are computed by the net level premium and preliminary term and other modified reserve methods on the basis of interest rates (primarily 2 1/4% to 5 1/2%) and mortality assumptions (American Experience, 1941 CSO, 1958 CSO, and 1980 CSO Tables) prescribed by state regulatory authorities. Annuity liabilities are computed using interest rates (primarily 21/2% to 13 1/4%) and mortality assumptions where needed (primarily 1971 IAM, 1971 GAM, 1983 IAM, and 1983 GAM Tables) as prescribed by state regulatory authorities. Liabilities for waiver of premium reserves were primarily based on the 1952 Disability Study (Period 2) combined with 1958 CSO using 3% interest.

The Company waives deduction of deferred fractional premiums upon the death of the insured. Surrender values are not promised in excess of the legally computed reserves.

Extra premiums in addition to the basic gross premium are charged for substandard lives. Mean reserves are determined by computing the regular mean reserves and holding in addition the unearned portion of the extra premium charge for the year.

As of December 31, 1996, the Company had insurance in force for which the gross premiums were less than the net premium according to the standard valuation set by the State of Washington as follows:

    Insurance in Force                        $  84,167,000
    Related Reserves                              1,103,000

NOTE 2: INVESTMENTS

Investment income summarized by type
   of investment was as follows                    Year Ended December 31,
                                                  ------------------------
   (in thousands):                                   1996           1995
                                                  ---------      ---------

Bonds                                             $ 293,214      $ 268,026
Preferred Stocks                                        400            516
Common Stocks                                         1,401            525
Mortgage Loans on Real Estate                        59,619         49,124
Real Estate                                           1,009          1,429
Policy Loans                                         15,438         13,308
Short-Term Investments                                3,065          2,283
Derivative Instruments                               10,049          7,967
Other                                                 5,338          3,148
                                                  ---------      ---------
   Gross Investment Income                          389,533        346,326
Investment Expenses                                   7,447          7,792
                                                  ---------      ---------
   Net Investment Income                          $ 382,086      $ 338,534
                                                  ---------      ---------
                                                  ---------      ---------


Net realized capital gains (losses)
    were as follows (in thousands):               Year Ended December 31,
                                                  ------------------------
                                                       1996          1995
                                                  ---------      ---------

Bonds                                             $   2,033      $     193
Preferred Stocks                                       (409)            40
Common Stocks                                           940          3,918
Mortgage Loans on Real Estate                          (338)          (676)
Real Estate                                            (201)          (903)
Other                                                 5,500          1,241
                                                  ---------      ---------
    Pretax Realized Capital Gain                      7,525          3,813
Income Tax Expense                                   (3,618)        (1,741)
Net Pretax Realized Capital Gains Transferred to
    Interest Maintenance Reserve (IMR)               (3,628)        (1,485)
Income Tax Expense Transferred to IMR                 1,270            520
                                                  ---------      ---------
     Realized Capital Loss  (Net of Tax)          $   1,549      $   1,107
                                                  ---------      ---------
                                                  ---------      ---------



Gross realized investment gains of $5,515,000 and $2,005,000 and gross realized investment losses of $3,482,000 and $1,812,000 were recognized on sales of investments in bonds during the years ended December 31, 1996 and 1995, respectively. Gross realized investment gains of $1,597,000 and $4,723,000 and gross realized investment losses of $657,000 and $805,000 were recognized on sales of investments in common stocks during the years ended December 31, 1996 and 1995, respectively.

The statement value and estimated market value of investments in long term bonds by types of investment were as follows (in thousands):



                                                            December 31, 1996
                                       -------------------------------------------------------
                                                             Gross Unrealized
                                        Statement     -------------------------      Estimated
                                            Value          Gains       (Losses)   Market Value
                                       ----------     ----------     ----------   ------------
United States Government and
  Governmental Agencies and
  Authorities                          $    3,806     $      167     $       (8)    $    3,965
States, Municipalities and
  Political Subdivisions                   26,924          1,150           (151)        27,923
Foreign Governments                        35,125          1,752              0         36,877
Public Utilities                          283,626          7,607         (2,202)       289,031
Corporate Securities                    2,469,348         78,298        (14,131)     2,533,514
Mortgage-Backed Securities              1,160,985         20,300         (5,808)     1,175,478
                                       ----------     ----------     ----------     ----------
  Total                                $3,979,814     $  109,274     $  (22,300)    $4,066,788
                                       ----------     ----------     ----------     ----------
                                       ----------     ----------     ----------     ----------



                                                            December 31, 1996
                                       -------------------------------------------------------
                                                             Gross Unrealized
                                        Statement     -------------------------      Estimated
                                            Value          Gains       (Losses)   Market Value
                                       ----------     ----------     ----------   ------------
United States Government and
  Governmental Agencies and
  Authorities                          $    3,759     $      332     $       (3)    $    4,088
States, Municipalities and
  Political Subdivisions                   25,642          1,607            (69)        27,180
Foreign Governments                        39,506          3,270           (208)        42,568
Public Utilities                          282,711         15,937           (676)       297,972
Corporate Securities                    2,229,339        146,277         (9,233)     2,366,383
Mortgage-Backed Securities              1,047,014         31,201         (1,427)     1,076,788
                                       ----------     ----------     ----------     ----------
  Total                                $3,627,971     $  198,624     $  (11,616)    $3,814,979
                                       ----------     ----------     ----------     ----------
                                       ----------     ----------     ----------     ----------


The statement value and estimated market value of bonds, by contractual maturity, are shown below (in thousands). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                            December 31, 1996            December 31, 1995
                                       -------------------------     -------------------------
                                        Statement      Estimated      Statement      Estimated
                                            Value   Market Value          Value   Market Value
                                       ----------   ------------     ----------   ------------

Due in One Year or Less                $   59,572     $   60,127     $   38,257     $   38,727
Due After One Year Through Five Years   1,073,107      1,097,961        939,150        982,368
Due After Five Years Through Ten Years  1,170,081      1,198,058      1,156,158      1,228,746
Due After Ten Years                       516,069        535,164        447,392        488,350
Mortgage-Backed Securities              1,160,985      1,175,478      1,047,014      1,076,788
                                       ----------     ----------     ----------     ----------
  Total                                $3,979,814     $4,066,788     $3,627,971     $3,814,979
                                       ----------     ----------     ----------     ----------
                                       ----------     ----------     ----------     ----------


The estimated market values for the marketable bonds are determined based upon the quoted market prices for bonds actively traded. The estimated market values for marketable bonds without an active market are obtained through several commercial pricing services. Estimated market values of privately placed bonds are determined utilizing a commercially available pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Utilizing these data, the model generates estimated market values which the Company considers reflective of the market value of each privately placed bond.

At December 31, 1996, the largest industry concentration of the private placement portfolio was in the consumer non-cyclical industry where 18.9 % of the portfolio was invested. The largest industry concentration of the marketable bond portfolio was in mortgage backed securities where 43.5% of the portfolio was invested. At December 31, 1996, the largest geographic concentration of commercial mortgage loans was in the Midwest region of the United States where approximately 37.0% of the commercial mortgage loan portfolio was invested.

At December 31, 1996 and 1995, respectively, gross unrealized appreciation of unaffiliated stocks was $1,287,652 and $339,000 and gross unrealized depreciation was $668,126 and $2,220,000.

As of December 31, 1996 and 1995, the Company had $4,119,000 and $4,100,000,
respectively, of investments in which the original repayment terms had been modified to less favorable terms as a result of financial difficulties of the debtor. The expected gross interest income that would have been recorded had the loans been current in accordance with the original terms and the actual interest income recorded were as follows (in thousands):

                                           Year Ended December 31,
                                          ------------------------
                                             1996           1995
                                            -----          -----
    Expected                                $ 402          $ 410
    Actual                                  $ 392          $ 410


During 1996 the Company did not reduce the interest rates of any outstanding mortgage loans.

The maximum and minimum lending rates for all mortgage loans issued during 1996 were 9.63% and 5.25%.

The maximum percentage of any one loan to the value of security at the time of the loan was 80%. Fire insurance is required on all properties covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be permitted by law on the land without buildings. As of year-end, the Company held no mortgages with interest more than one year overdue.


NOTE 3: DERIVATIVE INSTRUMENTS

The Company has an established program prescribing the use of derivatives in its asset/liability management activity. The investment policy of the Company expressly precludes the use of such instruments for speculative purposes. The policy details permissible uses and instruments and contains accounting and management controls designed to assure compliance with these policies. The Company is not a party to leveraged derivatives.

The insurance liabilities of the Company are sensitive to changes in market interest rates. The Company has established procedures for evaluating these liabilities and structures its investment asset portfolio with compatible characteristics. Investment assets are selected which provide yield, cash flow and interest rate sensitivities appropriate to support the insurance products.

The Company uses interest rate swaps and interest rate futures as part of this asset/liability management program. The Company has acquired a significant amount of certain shorter duration investments, such as floating rate or adjustable rate investments. Acquisition of these assets shortens the duration of an asset portfolio. The Company uses interest rate swaps to extend the duration of these portfolios as an alternative to purchasing longer duration investments.

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. In addition, the Company has established an issuer holder limitation program whereby the maximum credit exposure to a single issuer is established based upon the credit rating of the issuer and the structure of the investment. The positive market value of swap positions are included in the computation of the maximum issuer limitation.

NOTE 4: INCOME TAXES

The Company's federal income tax return is consolidated with the following entities: ReliaStar Financial Corp., ReliaStar Life Insurance Company, ReliaStar Bankers Security Life Insurance Company of America, North Atlantic Life Agency, Inc., ReliaStar Mortgage Corporation, Washington Square Advisers, Inc., James Mortgage Company, Washington Square Securities, Inc., Norlic, Inc., Nova, Inc., ReliaStar Investment Research, Inc., NWNL Health Management Corporation, NWNL Benefits Corporation, NWNL Northstar Inc., Northstar Investment Management Corporation, Northstar Administrators Corporation, NWNL Northstar Distributors, Inc., Banker Centennial Management Corp., IB Holdings, Inc., International Risks Inc., Northeastern Corporation, IB Resolution, Inc., ReliaStar Financial Marketing Corporation, and Successful Money Management Seminars, Inc., Successful Money Management Software, Inc., PrimeVest Mortgage, Inc., PrimeVest Financial Services, Inc., PrimeVest Insurance Agency of Alabama, Inc., PrimeVest Insurance Agency of New Mexico, Inc., Branson Insurance Agency, Inc. and Granite Investment Services, Inc.

 The method by which the total consolidated federal income tax for each entity is allocated to each of these companies is subject to a written agreement approved by the Company's Board of Directors. Allocation is based on separate return calculations such that each company in the consolidated return pays the same tax or receives the same refunds it would have paid or received had it consistently filed separate federal income tax returns. Intercompany tax balances are settled within a reasonable time after filing of the consolidated federal income tax returns with the Internal Revenue Service.

The difference between the amount of tax at the U.S. federal income tax rate and the tax provision rate is summarized as follows:

                                                Year Ended December 31,
                                              -------------------------
                                                1996             1995
                                                ----             ----
Statutory Tax Rate                              35.0%            35.0%
Accrual of Market Discount on Bonds             (4.8)            (4.5)
Prior Year Provision True-up                     2.0              0.6
Deferred Acquisition Cost Tax                    0.9              0.8
Reserve Adjustments                             (0.3)            (1.6)
Other, Net                                       1.4              1.6
                                                ----             ----
    Provision for Federal Income Taxes          34.2%            31.3%
                                                ----             ----
                                                ----             ----

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus." Generally, this policyholders' surplus account will become subject to tax at the then current rates only if the accumulated balance exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 1996, the Company had accumulated approximately $5,470,000 in its separate policyholders' surplus account for which no taxes have been provided.

NOTE 5: EMPLOYEE BENEFIT PLANS

PENSION PLAN

The Company's parent, ReliaStar Life Insurance Company, sponsors a non-contributory defined benefit pension plan covering substantially all employees. The benefits are based on years of service and the employee's average compensation during the last five years of employment. The plan is funded through a trust established by the Parent Company. Annual pension expense for the total plan is equal to the cash contribution for the plan year which is determined under the projected unit credit of such actuarial cost method, including amortization of prior service costs and considering ERISA minimum and maximum funding requirements. Each subsidiary is charged its allocable share of such contributions based on a percentage of payroll. Pension cost allocated to the Company amounted to $625,567 in the current year and $491,567 in the prior year. The amount of the plan accumulated benefit obligation/present value of accrued benefits and vested benefits was $142,715,000 and $139,187,000 respectively, at January 1, 1996 the date of the most recent actuarial valuation. The accumulated benefit obligation of the total plan was calculated based upon an assumed 8.5 percent interest rate. The fair value of the assets of the plan was $172,256,000 at January 1, 1996.

DEFERRED COMPENSATION PLANS

In 1990, ReliaStar Financial Corp., the Company's ultimate parent, established a benefit plan called the Success Sharing Plan and ESOP (Success Sharing Plan) designed to increase employee ownership and reward employees when certain performance objectives are met. Essentially all employees of the Company are eligible to participate in the Success Sharing Plan. The Success Sharing Plan has both qualified and nonqualifed components. The nonqualifed component is equal to 25% of the annual payout and is paid in cash to employees. The qualified component is equal to 75% of the annual award with 25% contributed to a deferred investment account and the remaining 50% contributed to the ESOP portion of the Success Sharing Plan in the form of ReliaStar stock. Costs charged to operations for the Success Sharing Plan were $1,076,000 and $979,000 in 1996 and 1995, respectively. The Company also participates in ReliaStar Life Insurance Company's management incentive compensation plan for certain officers and key employees which provides that participants may elect to receive payment of incentive awards on a deferred basis.

POSTRETIREMENT BENEFIT PLAN

The Company provides certain health care and life insurance benefits to retired employees (and their eligible dependents). Substantially all of the Company's employees will become eligible for those benefits if they meet specified age and service requirements and reach retirement age while working for the Company unless plans are terminated or amended. During 1996, the plan sponsor amended the plan to reduce the level of benefits provided. The plan amendment resulted in a reduction of the unamortized transition obligation, the accumulated postretirement benefit obligation and the annual expense.

The unamortized transition obligation was $223,000 and $838,000 at December 31, 1996 and 1995, respectively. The unamortized transition obligation is being amortized over 20 years.

Net postretirement benefit costs for the years ended December 31, 1996 and 1995 were $68,000 and $219,000 respectively, and includes the expected cost of such benefits for newly eligible or vested employees, interest cost and amortization of the transition obligation.

The unfunded post retirement benefit obligation for retirees and other fully eligible or vested plan participants was $435,000 and $419,000 at December 31, 1996 and 1995, respectively. The estimated cost of the benefit obligation for active non-vested employees was $141,000 at December 31, 1996.

The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1996 was 7.5% and the health care cost trend rate was 7.0% decreasing gradually to 5.0% in the year 1999. The discount rate used in determining the accumulated postretirement benefit obligation at December 31, 1995 was 7.25% and the health care cost trend rate was 10.0% decreasing gradually to 5.0% in the year 2010. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996, by $25,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1996 by $5,000.


NOTE 6: INTERCOMPANY ACCOUNTS AND RELATED PARTY TRANSACTIONS

The Company maintains intercompany loan agreements with its parent company. There were no loans taken from or made to the parent company during 1996 and 1995. In addition, there were no intercompany loans outstanding at December 31, 1996 or 1995.

The Company, affiliates of the Company, and ReliaStar Life Insurance Company have entered into agreements whereby certain management, administrative, legal and other services are provided to each other. The net amounts expensed resulted in the Company making payments of $9,751,000 and $9,097,000 to its parent company and other affiliated companies in 1996 and 1995, respectively.

As of December 31, 1996, the Company has made no guarantee or other agreements for the benefit of its parent company or any other affiliated entity which results in a material contingent exposure of the Company's assets.


NOTE 7: CAPITAL AND SURPLUS

The ability of the Company to pay cash dividends to its parent is restricted by law or subject to approval of the insurance regulatory authorities of Washington. These authorities recognize only statutory accounting practices for the ability of an insurer to pay dividends to its shareholders.

Under the laws of the state of Washington, the Company can pay dividends to shareholders only from earned statutory surplus, and the distribution in any one year is limited, by law, to the larger of the prior year's net income or 10% of prior year end statutory surplus.

Dividends are paid as determined by the Board of Directors. Dividends were not paid in 1996 or 1995.

Total unassigned surplus was $147,915,000 and $122,911,000 at December 31, 1996 and 1995, respectively and has no restrictions, except as described above.


NOTE 8: REINSURANCE

The Company cedes the excess of life, waiver of premium, and accidental death insurance over retention limits. The Company's regular retention limit is $135,000 per life for individual coverage for most plans of insurance. As of December 31, 1996, $619,062,000 of life insurance in force was ceded to other companies, of which $50,594,000 was ceded to NWNL. A contingent liability exists with respect to amounts reinsured in the event reinsuring companies are unable to meet their obligations. The Company has assumed $1,422,041,000 of life insurance in force as of December 31, 1996, of which $645,623,000 was assumed from NWNL. Premiums assumed from unaffiliated companies were $766,000 and $751,000 in 1996 and 1995, respectively.

NOTE 9: COMMITMENTS AND CONTINGENCIES

LITIGATION

The Company is a defendant in various lawsuits in connection with the normal conduct of its insurance operations. In the opinion of management, the ultimate resolution of such litigation will not result in any significant liability to the Company.

GUARANTY ASSOCIATIONS

The Company is subject to state guaranty association assessments in all states in which it is admitted. Generally these associations guarantee specified amounts (commonly $100,000 of surrender values or $300,000 of other benefits) payable to residents of the state under policies of insolvent insurers. Most state laws permit assessments or some portion thereof to be credited against future premium taxes. However, several states, including Washington, do not permit such a credit. Guaranty association assessments reduced after tax income by approximately $2,430,000 and $2,551,000 in 1996 and 1995, respectively. The Company expects further charges to income will be required in the future but it cannot presently reasonably estimate those amounts.

FINANCIAL INSTRUMENTS

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet its financing needs and to reduce its exposure to fluctuations in interest rates. These financial instruments include commitments to extend credit and interest rate swaps. The instruments involve, to varying degrees, elements of credit, interest rate, or liquidity risk in excess of the amount recognized in the Statutory-Basis Statements of Assets, Liabilities, Surplus and Other Funds.

Commitments to extend credit are legally binding agreements to lend to a customer. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. They generally may be terminated by the Company in the event of deterioration in the financial condition of the borrower. Since some of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future liquidity requirements. The Company evaluates each customer's credit worthiness on a case-by-case basis. The Company's exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual amount of the instrument. The contractual amount of commitments to extend credit at December 31, 1996, and 1995 was $118,358,000 and $48,439,000
respectively. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company also enters into interest rate swap agreements to manage interest rate exposure. The primary reason for the interest rate swap agreements is to extend the duration of adjustable rate investments. Interest rate swap transactions generally involve the exchange of fixed and floating rate interest rate payment obligations without the exchange of the underlying principal amounts. Changes in market interest rates impact income from adjustable rate investments and have an opposite (and approximately offsetting) effect on the reported income from the swap portfolio. Notional principal amounts are often used to express the volume of these transactions but do not represent the much smaller amounts potentially subject to credit risk. The notional amounts of interest rate swaps outstanding at December 31, 1996 and 1995, was $606,000,000 and $631,000,000 respectively.

LEASES

At the end of 1991 the Company completed a sale/leaseback transaction involving its home office building. Rent expenses of $1,988,000 and $2,007,000 were incurred in connection with this lease during 1996 and 1995, respectively. Future rental commitments in connection with this lease are as follows (in thousands):

         1997 -  $2,053      1998 -  $2,248

NOTE 10: FAIR VALUE OF FINANCIAL INSTRUMENTS

The following disclosures are made in accordance with requirements of SFAS No. 107, "Disclosures about Fair Value of Financial Instruments." SFAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instrument.

SFAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since that date; therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

BONDS

The estimated market value disclosures for bonds satisfies the fair value disclosure requirements of SFAS No. 107 (see Investments Note).

STOCKS

Fair value equals carrying value for common stock as these securities are carried at NAIC value which approximates quoted market value. Preferred stocks are carried primarily at cost. Fair value for these preferred stocks is determined by quoted market values. The Company's investment in the stock of its subsidiaries is specifically excluded from the disclosure requirements of SFAS No. 107.

MORTGAGE LOANS ON REAL ESTATE

The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses, using interest rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

CASH AND SHORT-TERM INVESTMENTS AND POLICY LOANS

The carrying amounts reported in the balance sheet for these assets approximate the assets' fair values.

OTHER FINANCIAL INSTRUMENTS REPORTED AS ASSETS

The carrying amounts reported in the balance sheet for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

INVESTMENT CONTRACT LIABILITIES

The fair values for deferred annuities were estimated to be the amount payable on demand at the reporting date as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable at the reporting date was calculated as the account balance less applicable surrender charges.

The fair values for supplementary contracts without life contingencies and immediate annuities were estimated using discounted cash flow analyses. The discount rate was based upon treasury rates plus a pricing margin.


OTHER FINANCIAL INSTRUMENTS REPORTED AS LIABILITIES

The carrying amounts reported in the balance sheet for other financial instruments (primarily payables of a short-term nature) approximate those liabilities' fair values.

INTEREST RATE SWAPS

The fair value of interest rate swaps was estimated using discounted cash flow analyses. The discount rate was based upon rates currently being offered for similar interest rate swaps available from similar counter parties.

The carrying amounts and estimated fair values of the Company's financial instruments are as follows (in thousands):



                                                                                     December 31
                                                                                    ----------------
                                                                         1996                        1995
                                                                        -----                       -----
                                                             Carrying           Fair       Carrying           Fair
                                                               Amount          Value         Amount          Value
                                                            ---------        -------      ---------        -------

Financial Instruments Recorded as Assets:
Bonds                                                     $ 3,979,814    $ 4,066,788    $ 3,627,971    $ 3,814,979
Stocks                                                         13,082         12,852         16,410         16,094
Mortgage Loans on Real Estate
    Commercial                                                529,432        541,688        461,345        485,569
    Residential                                               230,678        234,889        212,083        216,608
Policy Loans                                                  289,844        289,844        250,717        250,717
Cash and Short-Term Investments                                43,074         43,074         32,278         32,278
Other Financial Instruments Recorded as Assets                 77,862         77,862         67,555         67,555

Financial Instruments Recorded as Liabilities:
    Investment Contracts
      Deferred Annuities                                   (4,305,125)    (4,273,677)    (3,883,469)    (3,856,234)
      Supplementary Contracts and Immediate Annuities         (75,863)       (76,113)       (56,544)       (58,093)
      Other Investment Contracts                               (1,169)        (1,169)        (1,143)        (1,143)
    Other Financial Instruments Recorded as Liabilities       (28,611)       (28,611)       (10,979)       (10,979)
Off-Balance Sheet Financial Instruments
    Interest Rate Swaps                                            --          7,535             --         24,415


Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's holdings of a particular financial instrument. Because no market exists for a significant portion of the Company's financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments, and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgement and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

NOTE 11: PERMITTED STATUTORY ACCOUNTING PRACTICES

The Company, which is domiciled in the State of Washington, prepares its statutory-basis financial statements in accordance with accounting principles and practices prescribed or permitted by the Washington State Insurance Department. Prescribed statutory practices include state laws, regulations and general administrative rules, as well as a variety of publications of the NAIC. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state and may differ from company to company within a state and may change in the future. Furthermore, the NAIC has a project to codify statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in the near future, will likely change the definitions of what comprises prescribed statutory practices and may result in changes to the accounting policies the insurance enterprises use to prepare their statutory-basis financial statements.


NOTE 12: RECONCILIATION OF STATUTORY NET INCOME AND EQUITY TO GAAP NET INCOME AND EQUITY (IN THOUSANDS)


                                             Year Ended December 31,
                                        ------------------------------
                                           1996                1995
                                        ---------           ---------
Statutory Net Income as Reported        $  35,443           $  37,243
Adjustments Concerning:
    Deferred Acquisition Costs             43,151              41,667
    Deferred Federal Income Taxes         (13,919)             (8,938)
    Reserves for Future Benefits          (12,279)            (27,921)
    Net Adjustments to Investments          9,767               3,604
    Capitalization of Software Costs        1,813               2,500
    Nonadmitted Assets                       (115)               (348)
    Interest Maintenance Reserve           (1,702)             (1,504)
    Other                                  (3,472)                848

                                        ---------           ---------

Net Income in Conformity with Generally
    Accepted Accounting Principles       $ 58,687           $  47,151
                                        ---------           ---------
                                        ---------           ---------



                                             Year Ended December 31,
                                        ------------------------------
                                           1996                1995
                                        ---------           ---------
Statutory Capital
    and Surplus as Reported            $  275,915          $  250,911
Adjustments Concerning:
    Deferred Acquisition Costs            444,808             373,166
    Deferred Federal Income Taxes         (47,445)            (61,936)
    Reserves for Future Benefits         (317,240)           (304,299)
    Net Adjustments to Investments         83,137             182,685
    Capitalization of Software Costs        4,313               2,500
    Pension Plan Agreements                 1,273               1,273
    Nonadmitted Assets                     11,240              11,742
    Asset Valuation Reserve                58,077              44,201
    Interest Maintenance Reserve            6,991               6,335
    Other                                  (7,203)             (5,280)

                                       ----------         -----------

Shareholder's Equity in
    conformity with Generally
       Accepted Accounting Principles  $  513,866         $   501,298
                                       ----------         -----------
                                       ----------         -----------

NORTHERN LIFE INSURANCE COMPANY
-------------------------------
(a wholly owned subsidiary of ReliaStar Life Insurance Company)

INDEPENDENT AUDITORS' REPORT ON
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Our audits were conducted for the purpose of forming an opinion on the basic statutory-basis financial statements taken as a whole. The supplemental schedule of selected financial data for the year ended December 31, 1996, is presented for complying with the National Association of Insurance Commissioners' instructions to Annual Audited Financial Reports and is not a required part of the basic statutory-basis financial statements. This additional information is the responsibility of the Company's management. Such information has been subjected to the auditing procedures applied in our audit of the basic statutory-basis financial statements and, in our opinion, is fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
Seattle, Washington

February 9, 1997

                           NORTHERN LIFE INSURANCE COMPANY
           (A Wholly Owned Subsidiary of ReliaStar Life Insurance Company)
                   Supplemental Schedule of Selected Financial Data
                             Year Ended December 31, 1996
                                    (In Thousands)

Investment Income Earned:

     Government Bonds                                           $  305
     Other bonds (unaffiliated)                                292,909
     Bonds of affiliates                                             0
     Preferred stocks (unaffiliated)                               400
     Preferred stocks of affiliates                                  0
     Common stocks (unaffiliated)                                1,401
     Common stocks of affiliates                                     0
     Mortgage loans                                             59,619
     Real estate                                                 1,009
     Premium notes, policy loans and liens                      15,438
     Collateral loans                                                0
     Cash on hand and on deposit                                     0
     Short-term investments                                      3,065
     Other invested assets                                       5,206
     Derivative instruments                                     10,049
     Aggregate write-ins for investment income                     132
                                                            ----------

     Gross investment income                                $  389,533
                                                            ----------
                                                            ----------
Real Estate Owned - Book Value Less Encumbrances              $  2,046
                                                            ----------
                                                            ----------
Mortgage Loans - Book Value:

     Farm mortgages                                               $  0
     Residential mortgages                                     230,678
     Commercial mortgages                                      529,432
                                                            ----------



     Total mortgage loans                                   $  760,110
                                                            ----------
                                                            ----------

Mortgage Loans By Standing - Book Value

     Good standing                                        $    757,609
                                                             ---------
                                                             ---------

     Good standing with restructured terms                $      1,883
                                                             ---------
                                                             ---------

     Interest overdue more than three months,
           not in foreclosure                             $          0
                                                             ---------
                                                             ---------

     Foreclosure in process                               $        618
                                                             ---------
                                                             ---------

Other Long Term Assets - Statement Value                  $     37,748
                                                             ---------
                                                             ---------

Collateral Loans                                          $          0
                                                             ---------
                                                             ---------

Bonds and Stocks of Parents and Affiliates - Book Value:

     Bonds                                                $          0
                                                             ---------
                                                             ---------

     Preferred Stocks                                     $          0
                                                             ---------
                                                             ---------

     Common Stocks                                        $        100
                                                             ---------
                                                             ---------

Bonds and Short-Term Investments by Class and Maturity:

Bonds by Maturity - Statement Value
     Due within one year or less                          $    280,468
     Over 1 year through 5 years                             1,334,225
     Over 5 years through 10 years                           1,919,797
     Over 10 years through 20 years                            382,466
     Over 20 years                                              94,353
                                                             ---------


     Total by Maturity                                    $  4,011,309
                                                             ---------
                                                             ---------

Bonds by Class - Statement Value
     Class 1                                              $  2,411,524
     Class 2                                                 1,362,677
     Class 3                                                   191,477
     Class 4                                                    33,000
     Class 5                                                    11,992
     Class 6                                                       639
                                                             ---------


     Total by Class                                       $  4,011,309
                                                             ---------
                                                             ---------

Total Bonds Publicly Traded                               $  2,583,966
                                                             ---------
                                                             ---------

Total Bonds Privately Traded                              $  1,427,343
                                                             ---------
                                                             ---------

Preferred Stocks - Statement Value                        $      5,510
                                                             ---------
                                                             ---------

Common Stocks - Market Value                              $      7,651
                                                             ---------
                                                             ---------

Short Term Investments - Book Value                       $     31,495
                                                             ---------
                                                             ---------
Financial Options Owned - Statement Value                 $          0
                                                             ---------
                                                             ---------
Financial Options Written and In Force - Statement Value  $          0
                                                             ---------
                                                             ---------
Financial Futures Contracts Open - Current Price          $      7,535
                                                             ---------
                                                             ---------
Cash on Deposit                                           $     11,579
                                                             ---------
                                                             ---------
Life Insurance In Force:

     Industrial                                           $          0
                                                             ---------
                                                             ---------
     Ordinary  $  2,895,840
                                                             ---------
                                                             ---------
     Credit Life                                          $          0
                                                             ---------
                                                             ---------
     Group Life                                           $    943,378
                                                             ---------
                                                             ---------
Amount of Accidental Death Insurance
     In Force Under Ordinary Policies                     $     61,304
                                                             ---------
                                                             ---------
Life Insurance Policies with Disability Provisions In Force:

     Industrial                                           $          0
                                                             ---------
                                                             ---------
     Ordinary                                             $    320,051
                                                             ---------
                                                             ---------
     Credit Life                                          $          0
                                                             ---------
                                                             ---------
     Group Life                                           $          0
                                                             ---------
                                                             ---------
Supplementary Contracts In Force:

     Ordinary - Not Involving Life Contingencies
                Amount on Deposit                         $      1,398
                                                             ---------
                                                             ---------
     Income Payable                                       $         24
                                                             ---------
                                                             ---------
     Ordinary - Involving Life Contingencies
                Income Payable                            $         90
                                                             ---------
                                                             ---------
     Group - Not Involving Life Contingencies
             Amount on Deposit                            $          0
                                                             ---------
                                                             ---------
     Income Payable                                       $          0
                                                             ---------
                                                             ---------
     Group - Involving Life Contingencies
             Income Payable                               $          0
                                                             ---------
                                                             ---------

Annuities:
     Ordinary
          Immediate - Amount of Income Payable            $     20,072
                                                             ---------
                                                             ---------
          Deferred - Fully Paid Account Balance           $     10,424
                                                             ---------
                                                             ---------
          Deferred - Not Fully Paid - Account Balance     $  2,498,530
                                                             ---------
                                                             ---------
Group
     Amount of Income Payable                             $      8,629
                                                             ---------
                                                             ---------
     Fully Paid Account Balance                           $          0
                                                             ---------
                                                             ---------
     Not Fully Paid - Account Balance                     $  2,098,142
                                                             ---------
                                                             ---------

Accident and Health Insurance - Premiums in Force:
     Ordinary                                             $         13
                                                             ---------
                                                             ---------
     Group                                                $          0
                                                             ---------
                                                             ---------
     Credit                                               $          0
                                                             ---------
                                                             ---------

Deposit Funds and Dividend Accumulations:
     Deposit Funds - Account Balance                      $        175
                                                             ---------
                                                             ---------
     Dividend Accumulations                               $     10,133
                                                             ---------
                                                             ---------

Claim Payments 1996:
     Group Accident and Health Year - Ended December 31, 1996
          1996                                            $          0
                                                             ---------
                                                             ---------
          1995                                            $          0
                                                             ---------
                                                             ---------
          1994                                            $          0
                                                             ---------
                                                             ---------

     Other Accident and Health
          1996                                            $          0
                                                             ---------
                                                             ---------
          1995                                            $          0
                                                             ---------
                                                             ---------
          1994                                            $          0
                                                             ---------
                                                             ---------

     Other Coverages that use developmental methods to calculate claims reserves
          1996                                            $          0
                                                             ---------
                                                             ---------
          1995                                            $          0
                                                             ---------
                                                             ---------
          1994                                            $          0
                                                             ---------
                                                             ---------

PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a)   Financial Statements:

          Part A:   None

          Part B:   Separate Account One
                    --------------------
                    Independent Auditors' Report
                    Statement of Assets and Liabilities, December 31, 1996 Combined Statements of Operations and Changes in Contract
                     Owner's Equity, Year Ended December 31, 1996 and Period from October 20, 1995 to December 31, 1995
                    Notes to Financial Statements

                    Northern Life Insurance Company
                    -------------------------------
                    Independent Auditors' Report
                    Statutory-Basis Balance Sheets, Years Ended December 31,
                     1996 and 1995
                    Statutory-Basis Statements of Operations, Years Ended
                     December 31, 1996 and 1995
                    Statutory-Basis Statements of Changes in Capital and
                     Surplus, Years Ended December 31, 1996 and 1995
                    Statutory-Basis Statement of Cash Flows, Years Ended
                     December 31, 1996 and 1995
                    Notes to Statutory-Basis Financial Statements Independent Auditors' Report on Supplemental Schedule
                     of Assets and Liabilities
                    Supplemental Schedule of Assets and Liabilities, Year
                     Ended December 31, 1996



    (b)   Exhibits:

    1. Resolution of the Executive Committee of the Board of Directors of Northern Life Insurance Company ("Depositor") authorizing the establishment of Separate Account One ("Registrant"). (Filed with registration statement on Form N-4 on March 20, 1995.)

    2.    Not Applicable.

    3.    (a)  Form of Distribution and Administrative Services Agreement
               between Washington Square Securities, Inc. and Depositor. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (b) Form of selling group (or distribution) agreement between Washington Square Securities, Inc. and selling group members. (Filed with registration statement on Form N-4 on March 20, 1995.)

    4.    (a)  Individual Deferred Tax Sheltered Annuity Contract (Transfer
               Series). (Filed with registration statement on Form N-4 on March 20, 1995.)

          (b) Individual Deferred Annuity Contract (Transfer Series) for use with non-qualified plans. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (c) Individual Deferred Retirement Annuity Contract (Transfer Series). (Filed with registration statement on Form N-4 on March 20, 1995.)

          (d) Flexible Premium Individual Deferred Tax-Sheltered Annuity Contract. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (e) Flexible Premium Individual Deferred Retirement Annuity Contract. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (f) ERISA Endorsement. (Filed with Securities Act of 1933 Post-Effective Amendment No. 1)

          (g)  TSA Endorsement.


    5. Contract Application Form. (Filed with registration statement on Form N-4 on March 20, 1995.)

    6.    (a)  Articles of Incorporation of Depositor.  (Filed with registration statement on Form N-4 on March 20, 1995.)

          (b) Bylaws of Depositor. (Filed with registration statement on Form N-4 on March 20, 1995.)

    7.    Not Applicable.

    8.    (a)  Participation Agreement with Fidelity's Variable Insurance
               Products Fund and Fidelity Distributors Corporation. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (b) Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Filed with registration statement on Form N-4 on March 20, 1995.)

          (c) Participation Agreement with The Alger American Fund and Fred Alger and Company. (Filed with Securities Act of 1933 Pre-Effective Amendment No. 1.)

          (d) Form of Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and ReliaStar Life Insurance Company.

          (e)  Form of Service Contract with Fidelity Distributors
               Corporation.

    9. Consent and Opinion of Kristen K. Lindberg as to the legality of the securities being registered.

    10.   Consent of Independent Auditors.


    11.   No financial statements are omitted from Item 23.

    12.   Not Applicable.


    13.   Schedule of computation of performance data.

    14. Financial Data Schedule, filed hereto electronically as Exhibit 27 pursuant to Rule 401 of Regulation S-T.

    15. Powers of Attorney for Michael J. Dubes, John H. Flittie, Wayne R. Huneke, Craig R. Rodby, Robert C. Salipante, John G. Turner and Steven
          W. Wishart. (Filed with registration statement on Form N-4 on March 20, 1995.) Power of Attorney for

          Richard R. Crowl. (Filed with Securities Act of 1933 Post-Effective Amendment No. 1.)

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

      DIRECTORS


Name and Principal
Principal Business Address              Positions and Offices with Depositor
--------------------------              ------------------------------------

Michael J. Dubes                        Director; President and Chief Executive
P.O. Box 12530                          Officer.
Seattle, Washington  98111


Richard R. Crowl                        Director;  Senior Vice President,
20 Washington Avenue South              General Counsel and Assistant Secretary.
Minneapolis, Minnesota  55401


John H. Flittie                         Director; Vice Chairman.
20 Washington Avenue South
Minneapolis, Minnesota  55401

Wayne R. Huneke                         Director; Assistant Treasurer.
20 Washington Avenue South
Minneapolis, Minnesota  55401


Kenneth U. Kuk                          Director; Assistant Treasurer.
20 Washington Avenue South
Minneapolis, Minnesota  55401



Robert C. Salipante                     Director.
20 Washington Avenue South
Minneapolis, Minnesota  55401


John G. Turner                          Director; Chairman.
20 Washington Avenue South
Minneapolis, Minnesota  55401


Steven W. Wishart                       Director; Assistant Treasurer.
20 Washington Avenue South
Minneapolis, Minnesota  55401

    EXECUTIVE OFFICERS


       Name                           Positions and Offices with Depositor
       -----                          ------------------------------------


     Michael J. Dubes              President and Chief Executive Officer
     James R. Miller               Executive Vice President and Chief Operating
                                   Officer
     Richard R. Crowl              Senior Vice President, General Counsel and
                                   Assistant Secretary
     Paul R. Beeghly               Vice President
     Garth A. Bernard              Vice President and Chief Actuary
     Richard Contreras             Vice President, Marketing
     Douglas R. Kaufman            Vice President, Chief Financial Officer and
                                   Treasurer
     Jerome A. Mills               Vice President, Advance Marketing
     Eric M. Onderdonk             Vice President and Chief Information Officer
     Brad J. Corbin                Vice President, Sales
     Elizabeth R. Bennett          Vice President, Medical Director



The principal business address of each of the foregoing executive officers is 1110 Third Avenue, Seattle, Washington 98101, with the exception of Mr. Crowl and Ms. Bennett whose principal business address is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Registrant is a separate account of Depositor. Depositor is an indirect, wholly-owned subsidiary of ReliaStar Financial Corp., formerly known as The NWNL Companies, Inc., a Delaware Corporation.

     The following chart identifies the subsidiaries of ReliaStar Financial Corp. and their relationship to one another, all of which, except where indicated, are either directly or indirectly wholly-owned by ReliaStar Financial Corp. except for directors qualifying shares.


                                                                              Owner and                        State of
                                  Company                                     Percentage                    Incorporation
                                  --------                                    ----------                    ------------
ReliaStar Financial Corp.                                                                                  Delaware
  ReliaStar Life Insurance Company ("RLIC")                                     RLR-100%                   Minnesota
    Northern Life Insurance Company ("NLIC")                                    RLIC-100%                  Washington
       Norlic, Inc.                                                             NLIC-100%                  Washington
       Nova, Inc.                                                               NLIC-100%                  Washington
    ReliaStar United Services Life Insurance Company ("RUSL")                   RLIC-100%                  Virginia
       ReliaStar Bankers Security Life Insurance Company ("RBSL")               RUSL-100%                  New York
         North Atlantic Life Agency, Inc.                                       RBSL-100%                  New York
       Delaware Administrators, Inc.                                            RUSL-100%                  Ohio
       USL Services, Inc.                                                       RUSL-100%                  Virginia
    NWNL Benefits Corporation ("NBC")                                           RLIC-100%                  Minnesota
       NWNL Health Management Corp.                                             NBC-100%                   Minnesota
       Select Care Health Network, Inc.                                         NBC-50%                    California
    ReliaStar Mortgage Corporation ("RMC")                                      RLIC-100%                  Iowa
       James Mortgage Company                                                   RMC-100%                   Iowa
Washington Square Advisers, Inc.                                                RLR-100%                   Minnesota
ReliaStar Investment Research, Inc.                                             RLR-100%                   Minnesota
Washington Square Securities, Inc.                                              RLR-100%                   Minnesota
ReliaStar Financial Marketing Corporation                                       RLR-100%                   Delaware
NWNL Northstar, Inc. ("NNI")                                                    RLR-80%                    Delaware
    Northstar Investment Management Corp.                                       NNI-80%                    Delaware
    NWNL Northstar Distributors, Inc.                                           NNI-80%                    Minnesota
    Northstar Administrators Corporation                                        NNI-80%                    Delaware
Bankers Centennial Management Corp.                                             RLR-100%                   Virginia
IB Holdings, Inc. ("IB")                                                        RLR-100%                   Virginia
    International Risks, Inc.                                                   IB-100%                    Delaware
    Northeaster Corporation                                                     IB-100%                    Connecticut
    The New Providence Insurance Company, Limited                               IB-100%                    Cayman Islands
    IB Resolution, Inc.                                                         IB-100%                    Virginia
Successful Money Management Seminars, Inc. ("SMMS")                              RLR-100%                   Oregon
    Successful Money Management Software, Inc.                                  SMMS-100%                  Oregon



                                                                               Owner and                    State of
                                  Company                                      Percentage                  Incorporation
                                  -------                                      ----------                  ------------
PrimeVest Financial Services, Inc.("PVF")                                       RLR-100%                   Minnesota
     PrimeVest Mortgage, Inc.                                                   PVF-100%                   Minnesota
     PrimeVest Insurance Agency of Alabama, Inc.                                PVF-100%                   Alabama
     PrimeVest Insurance Agency of New Mexico, Inc.                             PVF-100%                   New Mexico
     PrimeVest Insurance Agency of Oklahoma, Inc.                               Kevin Kluesner-100%        Oklahoma
     PrimeVest Insurance Agency of Texas, Inc.                                  Kevin Kluesner-100%        Texas
     PrimeVest Insurance Agency of Ohio, Inc.               Class A             Robert Chapman-100%        Ohio
                                                            Class B             PVF-100%
     Branson Insurance Agency, Inc.                                             PVF-100%                   Massachusetts
     Granite Investment Services, Inc.                                          PVF-100%                   Minnesota

ITEM 27.  NUMBER OF CONTRACT OWNERS


     As of January 31, 1997, there were 3801 owners of the Contracts, 3531 of which were owners of qualified Contracts.



ITEM 28.  INDEMNIFICATION


     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to the registration statement filed on Form N-4 on March 20, 1995. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions. Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     An insurance company blanket bond is maintained providing $25,000,000 coverage for Depositor and the General Distributor, subject to a $500,000 deductible.


ITEM 29.  PRINCIPAL UNDERWRITERS


     (a) WSSI, an affiliate of the Company, is the principal underwriter of the Contracts. WSSI also acts as the principal underwriter for variable annuity Contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life"), an affiliate of the Depositor, through the ReliaStar Life Select Variable Account and variable life insurance policies issued by ReliaStar Life through the Select*Life Variable Account. Both of these variable accounts are separate accounts of ReliaStar Life and are registered as unit investment trusts under the Investment Company Act of 1940. WSSI also distributes, but is not the principal underwriter of, variable annuity Contracts issued by ReliaStar Life through the MFS/ReliaStar Variable Account and the Northstar/ReliaStar Variable Account, each of which is a separate account and is registered as a unit investment trust under the Investment Company Act of 1940.

     (b)  The directors and officers of WSSI are as follows:

     DIRECTORS

     Name                          Principal Occupation
     -----                         --------------------

     John H. Flittie               Vice Chairman, President and Chief Operating
                                   Officer of ReliaStar Financial Corp. and
                                   ReliaStar Life Insurance Company
     Roger W. Arnold               Vice President, Individual Sales of ReliaStar
                                   Life Insurance Company
     Michael J. Dubes              President and Chief Executive Officer of
                                   Depositor
     Robert C. Salipante           Senior Vice President
                                   of Personal Financial Services of ReliaStar
                                   Financial Corp.
     Steven W. Wishart             Senior Vice President and Chief Investment
                                   Officer of ReliaStar
                                   Financial Corp. and ReliaStar Life Insurance
                                   Company


     EXECUTIVE OFFICERS

     Name                          Positions and Offices with WSSI
     ----                          -------------------------------

     John H. Flittie               Chairman of the Board
     James R. Gelder               President
     Michael R. Fanning            Executive Vice President and Chief
                                   Marketing Officer
     Jeffery A. Montgomery         Executive Vice President and Chief
                                   Operating Officer
     Robert B. Saginaw             Vice President
     Susan M. Bergen               Secretary
     David Braun                   Assistant Vice President
     David P. Wilken               Treasurer
     Julie A. Cooney               Assistant Treasurer
     Daniel S. Kuntz               Assistant Treasurer
     David Cox                     Assistant Secretary
     Allen L. Kidd                 Assistant Secretary
     Loralee A. Renelt             Assistant Secretary



     The principal business address of each of the foregoing Directors and executive officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401, except for the following individuals whose principal addresses are listed after their respective names: Julie A. Cooney, 80 Tuscany Way, Danville, California 94506; Michael J. Dubes, 1110 3rd Avenue,
Seattle, Washington 98101; and Allen L. Kidd, 222 North Arch Road, Richmond, Virginia 23236.


     (c) For the year ended December 31, 1996 WSSI received $641,620.59 in fees, including gross concessions, in connection with distribution of the Contracts.


ITEMS 30. LOCATION OF ACCOUNTS AND RECORDS

     The accounts and records of Registrant are located at the offices of Depositor at 1110 Third Avenue, Seattle, Washington 98101.


ITEM 31.  MANAGEMENT SERVICES

          Not applicable.

ITEM 32.  UNDERTAKINGS

     Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

     Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


     The Company and the Variable Account rely on a no-action letter issued by the Division of Investment Management to the American Council of Life Insurance on November 28, 1988 and represent that the conditions enumerated therein have been or will be complied with.



     The Company represents that the fees and charges deducted under the Advantage series variable annuity contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

     With regard to restricted distributions to plan participants in accordance with the requirements of IRC Section 403(b)(11), the Registrant, in respect to a no-action letter issued by the Division of Investment Management (No. IP-6-88, November 28, 1988), undertakes to:

     (a) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     (b) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     (c) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     (d) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value;

     (e) The Registrant represents that this said no-action letter is being relied upon and that the provisions of paragraphs (a) - (d) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Registrant has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 25th day of April 1997.

                              SEPARATE ACCOUNT ONE
                                   (Registrant)

                         By   NORTHERN LIFE INSURANCE COMPANY
                                   (Depositor)

                         By        /s/  Michael J. Dubes
                              ----------------------------------------
                              Michael J. Dubes
                              President and Chief Executive Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, Depositor has caused the Registration Statement to be signed on its behalf, in the City of Seattle and State of Washington, on this 25th day of April, 1997.

                              NORTHERN LIFE INSURANCE COMPANY

                         By        /s/  Michael J. Dubes
                              ----------------------------------------
                              Michael J. Dubes
                              President and Chief Executive Officer

As required by the Securities Act of 1933, the Registration Statement has been signed on this 25th day of April, 1997 by the following directors and officers of Depositor in the capacities indicated:

     /s/Michael J. Dubes      President and Chief Executive Officer
---------------------------
     Michael J. Dubes

     /s/James R. Miller       Executive Vice President and Chief Operating
---------------------------    Officer
     James R. Miller

/s/Douglas R. Kaufman         Vice President, Chief Financial Officer, Treasurer
---------------------------    and Comptroller
     Douglas R. Kaufman

     Richard R. Crowl    Wayne R. Huneke
     Michael J. Dubes    Kenneth U. Kuk           John G. Turner
     John H. Flittie     Robert C. Salipante      Steven W. Wishart

A majority of the Board of Directors.

James E. Nelson, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Northern Life Insurance Company pursuant to powers of attorney duly executed by such persons.


                                                    /s/James E. Nelson
                                             ---------------------------------
                                             James E. Nelson, Attorney-in-Fact
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                                  EXHIBIT INDEX

(b)  Exhibits:

  99.4.(g) TSA Endorsement.

  99.8.(d) Form of Service Agreement between Fidelity Investments
           Institutional Operations Company, Inc. and ReliaStar Life Insurance Company.

  99.8.(e) Form of Service Contract with Fidelity Distributors Corporation.

  99.9. Consent and Opinion of Kristen K. Lindberg as to the legality of the securities being registered.

  99.10.   Consent of Independent Auditors.

  99.13.   Schedule of Computation of Performance Data.

  99.27.   Financial Data Schedule.